Not FDIC Insured May Lose Value No Bank Guarantee
38924-Q3PH
See Notes to Schedule of Investments

Schedule of Investments
(unaudited)
Putnam Premier Income Trust 2
Notes to Schedule of Investments 32

Putnam Premier Income Trust
Schedule of Investments (unaudited), April 30, 2025
Putnam Premier Income Trust
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 1.6%
Capital Markets 1.6%
a
Franklin Ultra Short Bond ETF .......................... United States 231,380 $ 5,781,029
Total Management Investment Companies (Cost $5,751,839) ...................
5,781,029
Principal
Amount
*
Convertible Bonds 2.9%
Aerospace & Defense 0.0%
†
Axon Enterprise, Inc. , Senior Note , 0.5% , 12/15/27 ..........
United States 48,000 130,270
Automobile Components 0.0%
†
Patrick Industries, Inc. , Senior Note , 1.75% , 12/01/28 ........
United States 83,000 109,724
Automobiles 0.0%
†
Rivian Automotive, Inc. , Senior Note , 4.625% , 3/15/29 ........
United States 122,000 124,898
Biotechnology 0.3%
Alnylam Pharmaceuticals, Inc. , Senior Note , 1% , 9/15/27 .....
United States 139,000 159,706
BioMarin Pharmaceutical, Inc. , Senior Sub. Note , 1.25% , 5/15/27
United States 109,000 101,670
b
Exact Sciences Corp. , Senior Note , 144A, 1.75% , 4/15/31 ..... United States 226,000 197,614
Halozyme Therapeutics, Inc. , Senior Note , 1% , 8/15/28 .......
United States 143,000 179,003
Sarepta Therapeutics, Inc. , Senior Note , 1.25% , 9/15/27 ......
United States 45,000 42,770
680,763
Broadline Retail 0.1%
Etsy, Inc. , Senior Note , 0.25% , 6/15/28 ...................
United States 243,000 207,583
Capital Markets 0.0%
†
Coinbase Global, Inc. , Senior Note , 0.25% , 4/01/30 ..........
United States 89,000 88,867
b
Hercules Capital, Inc. , Senior Note , 144A, 4.75% , 9/01/28 ..... United States 72,000 69,156
158,023
Communications Equipment 0.1%
Lumentum Holdings, Inc. , Senior Note , 0.5% , 6/15/28 ........
United States 245,000 226,918
Construction & Engineering 0.0%
†
Fluor Corp. , Senior Note , 1.125% , 8/15/29 .................
United States 141,000 148,508
Consumer Staples Distribution & Retail 0.0%
†
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 88,000 126,755
Diversified REITs 0.1%
b
Digital Realty Trust LP , Senior Note , 144A, 1.875% , 11/15/29 ... United States 258,000 268,733
Electric Utilities 0.3%
NRG Energy, Inc. , Senior Bond , 2.75% , 6/01/48 ............
United States 54,000 144,045
PG&E Corp. , Senior Secured Note , 4.25% , 12/01/27 .........
United States 202,000 210,363
PPL Capital Funding, Inc. , Senior Note , 2.875% , 3/15/28 ......
United States 201,000 229,441
Southern Co. (The) , Senior Note , 3.875% , 12/15/25 .........
United States 206,000 231,390
815,239
Electronic Equipment, Instruments & Components 0.1%
b
Itron, Inc. , Senior Note , 144A, 1.375% , 7/15/30 ............. United States 203,000 222,049
b
OSI Systems, Inc. , Senior Note , 144A, 2.25% , 8/01/29 ....... United States 109,000 138,703
360,752

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Putnam Premier Income Trust
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Energy Equipment & Services 0.0%
†
Nabors Industries, Inc. , Senior Note , 1.75% , 6/15/29 .........
United States 138,000 $ 77,763
Entertainment 0.2%
Liberty Media Corp.-Liberty Formula One Corp. , Senior Note ,
2.25% , 8/15/27 ................................... United States 199,000 242,165
Live Nation Entertainment, Inc. ,
Senior Note, 3.125%, 1/15/29 ........................ United States 155,000 218,395
b
Senior Note, 144A, 2.875%, 1/15/30 ................... United States 164,000 169,986
630,546
Financial Services 0.2%
Block, Inc. , Senior Note , 0.25% , 11/01/27 .................
United States 100,000 88,975
Global Payments, Inc. , Senior Note , 1.5% , 3/01/31 ..........
United States 177,000 157,707
Shift4 Payments, Inc. , Senior Note , 0.5% , 8/01/27 ...........
United States 158,000 160,686
407,368
Food Products 0.1%
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 158,000 186,451
Ground Transportation 0.1%
Uber Technologies, Inc. , 2028 , Senior Note , 0.875% , 12/01/28 ..
United States 198,000 260,469
Health Care Equipment & Supplies 0.2%
Dexcom, Inc. , Senior Note , 0.375% , 5/15/28 ...............
United States 248,000 225,302
b
Haemonetics Corp. , Senior Note , 144A, 2.5% , 6/01/29 ....... United States 107,000 102,239
Insulet Corp. , Senior Note , 0.375% , 9/01/26 ...............
United States 130,000 161,278
b
Integer Holdings Corp. , Senior Note , 144A, 1.875% , 3/15/30 ... United States 144,000 152,784
Lantheus Holdings, Inc. , Senior Note , 2.625% , 12/15/27 ......
United States 100,000 148,657
b
Merit Medical Systems, Inc. , Senior Note , 144A, 3% , 2/01/29 ... United States 82,000 104,591
894,851
Health Care REITs 0.1%
b
Welltower OP LLC ,
Senior Note, 144A, 2.75%, 5/15/28 .................... United States 111,000 181,041
Senior Note, 144A, 3.125%, 7/15/29 ................... United States 109,000 145,460
326,501
Hotels, Restaurants & Leisure 0.0%
†
Carnival Corp. , Senior Note , 5.75% , 12/01/27 ..............
United States 91,000 145,736
c
Shake Shack, Inc. , Senior Note , 2.74% , 3/01/28 ............ United States 137,000 126,896
272,632
Household Durables 0.0%
†
b
Meritage Homes Corp. , Senior Note , 144A, 1.75% , 5/15/28 .... United States 144,000 140,184
Household Products 0.0%
†
b
Spectrum Brands, Inc. , Senior Note , 144A, 3.375% , 6/01/29 ... United States 72,000 66,926
IT Services 0.2%
Akamai Technologies, Inc. , Senior Note , 0.375% , 9/01/27 .....
United States 183,000 181,124
b
Snowflake, Inc. , Senior Note , 144A, Zero Cpn., 10/01/27 ...... United States 220,000 270,270
451,394
Life Sciences Tools & Services 0.0%
†
Repligen Corp. , Senior Note , 1% , 12/15/28 ................
United States 109,000 111,819

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Putnam Premier Income Trust
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Multi-Utilities 0.0%
†
CMS Energy Corp. , Senior Note , 3.375% , 5/01/28 ...........
United States 112,000 $ 124,040
Oil, Gas & Consumable Fuels 0.0%
†
Northern Oil & Gas, Inc. , Senior Note , 3.625% , 4/15/29 .......
United States 133,000 127,899
Professional Services 0.0%
†
Parsons Corp. , Senior Note , 2.625% , 3/01/29 ..............
United States 89,000 94,251
Semiconductors & Semiconductor Equipment 0.1%
Impinj, Inc. , Senior Note , 1.125% , 5/15/27 .................
United States 53,000 61,254
b
Microchip Technology, Inc. , Senior Note , 144A, 0.75% , 6/01/30 . United States 105,000 98,940
b
MKS Instruments, Inc. , Senior Note , 144A, 1.25% , 6/01/30 .... United States 144,000 124,190
ON Semiconductor Corp. , Senior Note , 0.5% , 3/01/29 ........
United States 194,000 168,149
Wolfspeed, Inc. , Senior Note , 1.875% , 12/01/29 ............
United States 182,000 52,871
505,404
Software 0.5%
Bentley Systems, Inc. , Senior Note , 0.375% , 7/01/27 .........
United States 161,000 147,379
b
Box, Inc. , Senior Note , 144A, 1.5% , 9/15/29 ............... United States 136,000 133,620
b,c
Datadog, Inc. , Senior Note , 144A, 2.23% , 12/01/29 .......... United States 181,000 163,621
b
Guidewire Software, Inc. , Senior Note , 144A, 1.25% , 11/01/29 .. United States 216,000 238,032
b,c
MicroStrategy, Inc. , Senior Note , 144A, 0.385% , 3/01/30 ...... United States 231,000 259,598
b
Nutanix, Inc. , Senior Note , 144A, 0.5% , 12/15/29 ............ United States 145,000 156,870
Progress Software Corp. , Senior Note , 3.5% , 3/01/30 ........
United States 124,000 141,246
Tyler Technologies, Inc. , Senior Note , 0.25% , 3/15/26 ........
United States 199,000 235,119
b
Vertex, Inc. , Senior Note , 144A, 0.75% , 5/01/29 ............. United States 112,000 146,373
Workiva, Inc. , Senior Note , 1.25% , 8/15/28 ................
United States 85,000 80,261
1,702,119
Specialty Retail 0.1%
Burlington Stores, Inc. , 1.25% , 12/15/27 ..................
United States 76,000 97,736
Wayfair, Inc. , Senior Note , 3.25% , 9/15/27 .................
United States 176,000 164,032
261,768
Technology Hardware, Storage & Peripherals 0.1%
Seagate HDD Cayman , Senior Note , 3.5% , 6/01/28 ..........
United States 223,000 282,513
Total Convertible Bonds (Cost $10,139,285) ..................................
10,283,064
Corporate Bonds 27.6%
Aerospace & Defense 0.7%
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 31,000 28,466
Senior Note, 2.7%, 2/01/27 .......................... United States 303,000 292,860
Senior Note, 6.298%, 5/01/29 ........................ United States 89,000 93,646
b
Bombardier, Inc. , Senior Note , 144A, 7% , 6/01/32 ........... Canada 1,020,000 1,033,241
b
Spirit AeroSystems, Inc. ,
Secured Note, 144A, 9.75%, 11/15/30 .................. United States 275,000 304,743
Senior Secured Note, 144A, 9.375%, 11/30/29 ........... United States 206,000 219,479
b
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 420,000 433,080
Senior Secured Note, 144A, 6.625%, 3/01/32 ............ United States 145,000 148,713
2,554,228

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Putnam Premier Income Trust
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobile Components 0.0%
†
b
Adient Global Holdings Ltd. , Senior Note , 144A, 7.5% , 2/15/33 . United States 80,000 $ 75,872
Automobiles 0.2%
b
Hyundai Capital America , Senior Note , 144A, 4.55% , 9/26/29 .. United States 470,000 460,560
b
Volkswagen Group of America Finance LLC , Senior Note , 144A,
1.625% , 11/24/27 .................................. Germany 510,000 470,423
930,983
Banks 1.5%
b
AIB Group plc , Senior Note , 144A, 6.608% to 9/12/28, FRN
thereafter , 9/13/29 ................................. Ireland 435,000 460,148
Bank of America Corp. ,
Senior Note, 6.204% to 11/09/27, FRN thereafter, 11/10/28 .. United States 955,000 994,264
L, Sub. Bond, 4.183%, 11/25/27 ...................... United States 470,000 467,622
b
CaixaBank SA , Senior Non-Preferred Note , 144A, 6.208% to
1/17/28, FRN thereafter , 1/18/29 ...................... Spain 445,000 463,044
JPMorgan Chase & Co. , Senior Note , 6.07% to 10/21/26, FRN
thereafter , 10/22/27 ................................ United States 1,810,000 1,855,882
Toronto-Dominion Bank (The) , Senior Note , 5.264% , 12/11/26 ..
Canada 325,000 329,848
Wells Fargo & Co. , Senior Note , 5.574% to 7/24/28, FRN
thereafter , 7/25/29 ................................. United States 895,000 921,016
5,491,824
Building Products 0.8%
b
Builders FirstSource, Inc. , Senior Bond , 144A, 6.375% , 6/15/32 . United States 530,000 533,554
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 455,000 455,612
b
Quikrete Holdings, Inc. ,
Senior Note, 144A, 6.75%, 3/01/33 .................... United States 360,000 361,662
Senior Secured Note, 144A, 6.375%, 3/01/32 ............ United States 165,000 166,069
b
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 965,000 990,955
b
Standard Building Solutions, Inc. , Senior Note , 144A, 6.5% ,
8/15/32 ......................................... United States 290,000 293,870
2,801,722
Capital Markets 1.3%
Ares Capital Corp. , Senior Note , 7% , 1/15/27 ..............
United States 905,000 930,360
b
Dresdner Funding Trust I , Junior Sub. Bond , 144A, 8.151% ,
6/30/31 ......................................... United States 200,000 218,162
b
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 945,000 950,160
Morgan Stanley , Senior Note , 5.123% to 1/31/28, FRN thereafter ,
2/01/29 ......................................... United States 1,350,000 1,371,637
UBS AG , Senior Note , 7.5% , 2/15/28 .....................
Switzerland 265,000 286,852
b
UBS Group AG , Senior Note , 144A, 5.428% to 2/07/29, FRN
thereafter , 2/08/30 ................................. Switzerland 375,000 384,158
4,141,329

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Putnam Premier Income Trust
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals 0.3%
b
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 100,000 $ 99,014
b
Braskem Idesa SAPI , Senior Secured Note , Reg S, 7.45% ,
11/15/29 ........................................ Mexico 500,000 386,650
Celanese US Holdings LLC , Senior Bond , 6.629% , 7/15/32 ....
United States 213,000 209,551
Huntsman International LLC , Senior Bond , 4.5% , 5/01/29 .....
United States 480,000 452,686
1,147,901
Commercial Services & Supplies 1.3%
b
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 450,000 460,078
b
Ambipar Lux SARL , Senior Note , 144A, 10.875% , 2/05/33 ..... Brazil 400,000 391,260
b
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 459,000 452,108
b
GFL Environmental, Inc. , Senior Note , 144A, 4.75% , 6/15/29 ... United States 466,000 452,611
b
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Secured Note , 144A, 6.25% , 1/15/28 ................... United States 455,000 455,119
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 630,000 600,558
b
Verisure Midholding AB , Senior Note , Reg S, 5.25% , 2/15/29 ... Sweden 1,310,000 EUR 1,494,840
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 95,000 99,351
b
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ..... United States 560,000 540,644
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 105,000 107,392
5,053,961
Communications Equipment 0.1%
Motorola Solutions, Inc. , Senior Note , 5% , 4/15/29 ...........
United States 455,000 462,541
Construction & Engineering 0.0%
†
b
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 115,000 117,293
Consumer Finance 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note , 4.625% , 9/10/29 ......................... Ireland 670,000 665,210
b
Encore Capital Group, Inc. , Senior Secured Note , 144A, 9.25% ,
4/01/29 ......................................... United States 555,000 586,546
b
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 814,000 833,838
Ford Motor Credit Co. LLC ,
Senior Note, 5.8%, 3/05/27 .......................... United States 200,000 198,927
Senior Note, 4.125%, 8/17/27 ........................ United States 290,000 278,181
2,562,702
Containers & Packaging 0.2%
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 435,000 445,143
b
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd.
Co-Issuer LLC , Senior Secured Note , 144A, 6% , 9/15/28 .... Canada 460,000 457,279
902,422
Distributors 0.2%
b
RB Global Holdings, Inc. , Senior Note , 144A, 7.75% , 3/15/31 .. Canada 607,000 637,188
Diversified REITs 0.3%
VICI Properties LP , Senior Note , 4.95% , 2/15/30 ............
United States 935,000 929,098

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Putnam Premier Income Trust
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services 0.7%
AT&T, Inc. , Senior Note , 4.1% , 2/15/28 ...................
United States 910,000 $ 906,954
b
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 4.75% , 2/01/32 ............................... United States 941,000 852,410
b
IHS Holding Ltd. , Senior Note , Reg S, 8.25% , 11/29/31 ....... Nigeria 400,000 386,180
b
Level 3 Financing, Inc. , Senior Secured Note , 144A, 10.75% ,
12/15/30 ........................................ United States 350,000 389,236
2,534,780
Electric Utilities 2.0%
b
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure /
Buffalo Energy , Senior Secured Bond , 144A, 7.875% , 2/15/39 Mexico 530,000 537,664
Duke Energy Carolinas LLC , A , Senior Bond , 6% , 12/01/28 ....
United States 435,000 458,829
b
Energo-Pro A/S , Senior Note , 144A, 11% , 11/02/28 .......... Czech Republic 700,000 734,208
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 450,000 461,170
b
NRG Energy, Inc. , Senior Bond , 144A, 6.25% , 11/01/34 ....... United States 875,000 874,325
Pacific Gas and Electric Co. , Senior Note , 6.1% , 1/15/29 ......
United States 440,000 454,952
PG&E Corp. , Senior Secured Bond , 5.25% , 7/01/30 .........
United States 1,045,000 1,007,664
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 570,000 591,797
Virginia Electric and Power Co. , A , Senior Bond , 2.875% , 7/15/29
United States 1,000,000 944,103
b
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 590,000 568,064
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 465,000 482,016
7,114,792
Energy Equipment & Services 0.3%
b
Aris Water Holdings LLC , Senior Note , 144A, 7.25% , 4/01/30 .. United States 460,000 456,905
b
Transocean Poseidon Ltd. , Senior Secured Note , 144A, 6.875% ,
2/01/27 ......................................... United States 236,250 234,726
b
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ................................... United States 194,524 192,878
884,509
Entertainment 0.2%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 795,000 815,566
Financial Services 1.2%
b
Benteler International AG , Senior Secured Note , 144A, 10.5% ,
5/15/28 ......................................... Austria 750,000 766,511
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 780,000 858,918
b
Jefferson Capital Holdings LLC , Senior Note , 144A, 9.5% , 2/15/29 United States 995,000 1,043,941
b
Nationstar Mortgage Holdings, Inc. , Senior Bond , 144A, 5.75% ,
11/15/31 ........................................ United States 1,100,000 1,105,253
b
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 840,000 852,707
4,627,330
Food Products 0.3%
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 425,000 445,675
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note, 3%, 2/02/29 ........................... United States 244,000 229,543
Senior Note, 5.5%, 1/15/30 .......................... United States 460,000 467,387
1,142,605

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Putnam Premier Income Trust
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Ground Transportation 0.3%
b
Ashtead Capital, Inc. , Senior Note , 144A, 4% , 5/01/28 ........ United Kingdom 475,000 $ 465,161
b
Transnet SOC Ltd. , Senior Note , Reg S, 8.25% , 2/06/28 ...... South Africa 650,000 655,751
1,120,912
Health Care Equipment & Supplies 0.1%
GE HealthCare Technologies, Inc. , Senior Note , 4.8% , 8/14/29 .
United States 460,000 463,468
Health Care Providers & Services 0.8%
CVS Health Corp. , Junior Sub. Bond , 7% to 3/09/30, FRN
thereafter , 3/10/55 ................................. United States 395,000 400,549
b
DaVita, Inc. , Senior Note , 144A, 6.875% , 9/01/32 ........... United States 390,000 394,056
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 1,120,000 1,074,505
Tenet Healthcare Corp. , Senior Secured Note , 6.75% , 5/15/31 ..
United States 1,005,000 1,030,943
2,900,053
Health Care REITs 0.2%
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 535,000 543,990
Hotel & Resort REITs 0.1%
b
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note ,
144A, 6.5% , 4/01/32 ............................... United States 455,000 453,934
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 80,000 78,902
532,836
Hotels, Restaurants & Leisure 1.3%
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 490,000 457,312
b
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 7% ,
2/15/30 ......................................... United States 509,000 521,353
b
Carnival Corp. , Senior Note , 144A, 5.75% , 3/15/30 .......... United States 155,000 154,019
b
Light & Wonder International, Inc. , Senior Note , 144A, 7.25% ,
11/15/29 ........................................ United States 995,000 1,015,404
b
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 175,000 173,784
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 267,000 271,229
Senior Note, 144A, 6%, 2/01/33 ...................... United States 548,000 549,887
b
Six Flags Entertainment Corp. , Senior Note , 144A, 7.25% ,
5/15/31 ......................................... United States 610,000 618,868
b
Station Casinos LLC , Senior Bond , 144A, 4.625% , 12/01/31 ... United States 625,000 565,473
b
Viking Cruises Ltd. , Senior Note , 144A, 9.125% , 7/15/31 ...... United States 400,000 428,014
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 155,000 160,054
4,915,397
Household Durables 0.5%
b
Taylor Morrison Communities, Inc. , Senior Bond , 144A, 5.125% ,
8/01/30 ......................................... United States 1,056,000 1,024,134
Toll Brothers Finance Corp. , Senior Bond , 3.8% , 11/01/29 .....
United States 485,000 464,891
b
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 450,000 421,325
1,910,350
Independent Power and Renewable Electricity Producers 0.3%
b
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 550,000 550,581
Constellation Energy Generation LLC , Senior Note , 5.6% , 3/01/28
United States 445,000 459,872
1,010,453

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Putnam Premier Income Trust
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance 0.8%
b
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured Note , 144A,
7.5% , 11/06/30 .................................... United States 435,000 $ 443,507
b
Athene Global Funding , Secured Note , 144A, 5.583% , 1/09/29 . United States 450,000 460,685
F&G Annuities & Life, Inc. , Senior Note , 7.4% , 1/13/28 .......
United States 440,000 459,811
b
GA Global Funding Trust , Secured Note , 144A, 4.4% , 9/23/27 .. United States 500,000 497,729
b
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 420,000 443,419
b
New York Life Global Funding , Senior Secured Note , 144A, 4.9% ,
6/13/28 ......................................... United States 455,000 465,178
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 585,000 607,067
3,377,396
Interactive Media & Services 0.2%
b
Snap, Inc. , Senior Note , 144A, 6.875% , 3/01/33 ............ United States 736,000 735,691
IT Services 0.3%
b
Gartner, Inc. , Senior Note , 144A, 3.625% , 6/15/29 ........... United States 990,000 929,544
Leisure Products 0.2%
b
Mattel, Inc. , Senior Note , 144A, 3.75% , 4/01/29 ............. United States 585,000 551,617
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 258,000 258,120
Machinery 0.1%
b
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 475,000 455,109
Media 1.0%
b
Clear Channel Outdoor Holdings, Inc. , Senior Secured Note ,
144A, 7.875% , 4/01/30 .............................. United States 625,000 625,908
b
McGraw-Hill Education, Inc. ,
Senior Secured Note, 144A, 5.75%, 8/01/28 ............. United States 260,000 254,966
Senior Secured Note, 144A, 7.375%, 9/01/31 ............ United States 339,000 346,741
b
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ........... United States 590,000 555,827
b
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Note, 144A, 5%, 8/15/27 ...................... United States 565,000 554,136
Senior Secured Note, 144A, 7.375%, 2/15/31 ............ United States 168,000 176,065
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 550,000 544,805
3,058,448
Metals & Mining 1.2%
ArcelorMittal SA , Senior Bond , 7% , 10/15/39 ...............
Luxembourg 515,000 560,955
ATI, Inc. , Senior Note , 4.875% , 10/01/29 ..................
United States 1,080,000 1,032,902
b
Cleveland-Cliffs, Inc. ,
Senior Note, 144A, 7%, 3/15/32 ...................... United States 220,000 206,962
Senior Note, 144A, 7.375%, 5/01/33 ................... United States 225,000 211,677
Commercial Metals Co. , Senior Bond , 4.375% , 3/15/32 .......
United States 595,000 541,332
b
Constellium SE ,
Senior Note, Reg S, 3.125%, 7/15/29 .................. United States 650,000 EUR 696,497
Senior Note, 144A, 6.375%, 8/15/32 ................... United States 385,000 379,295
b
Novelis Corp. , Senior Note , 144A, 6.875% , 1/30/30 .......... United States 429,000 435,638
4,065,258
Multi-Utilities 0.1%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 325,000 329,874

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Putnam Premier Income Trust
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels 3.0%
b
Aker BP ASA , Senior Note , 144A, 5.6% , 6/13/28 ............ Norway 450,000 $ 459,145
b
Antero Resources Corp. , Senior Note , 144A, 5.375% , 3/01/30 .. United States 555,000 537,610
b
Chord Energy Corp. , Senior Note , 144A, 6.75% , 3/15/33 ...... United States 315,000 306,949
b
Civitas Resources, Inc. , Senior Note , 144A, 8.75% , 7/01/31 .... United States 370,000 352,158
b
Encino Acquisition Partners Holdings LLC , Senior Note , 144A,
8.5% , 5/01/28 .................................... United States 405,000 405,651
Energy Transfer LP , Senior Bond , 5.25% , 4/15/29 ...........
United States 905,000 916,826
b
Hess Midstream Operations LP ,
Senior Note, 144A, 5.875%, 3/01/28 ................... United States 140,000 140,411
Senior Note, 144A, 4.25%, 2/15/30 .................... United States 590,000 554,438
Senior Note, 144A, 5.5%, 10/15/30 .................... United States 184,000 179,873
b
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 1,000,000 978,861
Kinder Morgan, Inc. , Senior Note , 5% , 2/01/29 .............
United States 555,000 560,862
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 1,005,000 982,965
b
Matador Resources Co. , Senior Note , 144A, 6.875% , 4/15/28 .. United States 731,000 727,627
Petrobras Global Finance BV , Senior Bond , 6.5% , 7/03/33 .....
Brazil 683,000 690,786
b
South Bow USA Infrastructure Holdings LLC , Senior Note , 144A,
5.026% , 10/01/29 .................................. Canada 460,000 456,441
b
Sunoco LP , Senior Note , 144A, 6.25% , 7/01/33 ............. United States 403,000 402,792
Targa Resources Corp. , Senior Note , 6.15% , 3/01/29 ........
United States 440,000 458,916
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 476,000 437,900
b
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 985,000 950,807
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 70,000 71,940
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 70,000 71,871
10,644,829
Paper & Forest Products 0.1%
b
Magnera Corp. , Senior Note , 144A, 4.75% , 11/15/29 ......... United States 295,000 257,438
Passenger Airlines 0.4%
b
Air France-KLM , Senior Note , Reg S, 8.125% , 5/31/28 ....... France 500,000 EUR 637,088
b
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 446,000 450,894
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 311,000 292,515
1,380,497
Personal Care Products 0.1%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/29 .......
United States 485,000 466,741
Pharmaceuticals 0.6%
Pharmacia LLC , Senior Bond , 6.6% , 12/01/28 ..............
United States 955,000 1,028,092
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
8.125% , 9/15/31 ................................... Israel 989,000 1,090,111
2,118,203
Semiconductors & Semiconductor Equipment 0.1%
Broadcom Corp. / Broadcom Cayman Finance Ltd. , Senior Note ,
3.875% , 1/15/27 ................................... United States 455,000 451,930
Specialized REITs 0.2%
American Tower Corp. , Senior Note , 2.75% , 1/15/27 .........
United States 910,000 884,266

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Putnam Premier Income Trust
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail 0.6%
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .....
United States 985,000 $ 986,938
b,d
Carvana Co. , Senior Secured Note , 144A, PIK, 9% , 12/01/28 .. United States 440,000 452,912
b
Dufry One BV , Senior Note , Reg S, 3.375% , 4/15/28 ......... Switzerland 560,000 EUR 631,533
2,071,383
Technology Hardware, Storage & Peripherals 0.1%
Seagate HDD Cayman , Senior Bond , 9.625% , 12/01/32 ......
United States 339,000 382,935
Textiles, Apparel & Luxury Goods 0.4%
b
Crocs, Inc. , Senior Bond , 144A, 4.125% , 8/15/31 ............ United States 640,000 560,254
Levi Strauss & Co. , Senior Note , 3.375% , 3/15/27 ...........
United States 668,000 EUR 753,170
1,313,424
Tobacco 0.3%
Philip Morris International, Inc. , Senior Note , 5.125% , 2/15/30 ..
United States 900,000 923,624
Trading Companies & Distributors 0.9%
Air Lease Corp. , Senior Note , 5.85% , 12/15/27 .............
United States 1,000,000 1,030,600
b
Aircastle Ltd. , Senior Note , 144A, 5.25% , 8/11/25 ........... United States 455,000 454,319
b
Aviation Capital Group LLC , Senior Note , 144A, 5.375% , 7/15/29 United States 455,000 459,568
b
Beacon Roofing Supply, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 525,000 527,670
b
Boise Cascade Co. , Senior Note , 144A, 4.875% , 7/01/30 ..... United States 475,000 449,049
b
EquipmentShare.com, Inc. , Secured Note , 144A, 9% , 5/15/28 .. United States 435,000 443,288
b
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 140,000 138,469
United Rentals North America, Inc. , Senior Bond , 4% , 7/15/30 ..
United States 196,000 182,798
b
WESCO Distribution, Inc. , Senior Note , 144A, 6.375% , 3/15/33 . United States 100,000 101,256
3,787,017
Wireless Telecommunication Services 0.9%
T-Mobile USA, Inc. ,
Senior Note, 2.05%, 2/15/28 ......................... United States 500,000 470,273
Senior Note, 3.375%, 4/15/29 ........................ United States 1,820,000 1,735,074
b
Vmed O2 UK Financing I plc , Senior Secured Bond , Reg S,
3.25% , 1/31/31 ................................... United Kingdom 610,000 EUR 643,507
b
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 435,000 463,856
3,312,710
Total Corporate Bonds (Cost $98,530,969) ....................................
100,082,159
Senior Floating Rate Interests 6.6%
Aerospace & Defense 0.1%
e
TransDigm, Inc., First Lien, CME Term Loan, J, 6.799%, (3-month
SOFR + 2.5%), 2/28/31 ............................. United States 265,325 263,015
Automobile Components 0.0%
†
e
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan, 7.072%, (1-month SOFR + 2.75%), 1/28/32 ......... United States 131,578 129,221
e
Building Products 0.2%
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan, 6.799%, (3-month SOFR + 2.5%), 8/04/31 .. United States 428,810 424,434

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Putnam Premier Income Trust
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
Building Products (continued)
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2, 6.572%,
(1-month SOFR + 2.25%), 3/19/29 ..................... United States 454,241 $ 447,973
872,407
a a a a a a
Chemicals 0.1%
e
Nouryon Finance BV, First Lien, Term Loan, B, 5.736%, (3-month
EURIBOR + 3.5%), 4/03/28 .......................... Netherlands 440,000 EUR 495,545
e
Commercial Services & Supplies 0.3%
APi Group DE, Inc., First Lien, 2021 Incremental CME Term Loan,
6.072%, (1-month SOFR + 1.75%), 1/03/29 .............. United States 191,140 191,094
Madison IAQ LLC, First Lien, Initial CME Term Loan, 6.762%,
(6-month SOFR + 2.5%), 6/21/28 ...................... United States 440,436 437,051
PG Polaris BidCo SARL, First Lien, Initial CME Term Loan,
7.299%, (3-month SOFR + 3%), 3/26/31 ................ Luxembourg 199,001 198,703
826,848
a a a a a a
Communications Equipment 0.1%
e
CommScope, Inc., First Lien, Initial CME Term Loan, 9.572%,
(1-month SOFR + 5.25%), 12/18/29 .................... United States 405,000 398,544
Distributors 0.0%
†
e
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 8.299%, (3-month SOFR + 4%), 11/30/30 ........... United States 72,829 72,357
Electrical Equipment 0.1%
e
WEC US Holdings, Inc., First Lien, Initial CME Term Loan,
6.574%, (1-month SOFR + 2.25%), 1/27/31 .............. United States 441,663 438,213
Entertainment 0.0%
†
e
Banijay Entertainment SAS, First Lien, CME Term Loan, B3,
7.069%, (1-month SOFR + 2.75%), 3/01/28 .............. France 174,984 174,255
Food Products 0.1%
e,f
Chobani LLC, First Lien, 2025 New CME Term Loan, 6.822%,
(1-month SOFR + 2.5%), 10/25/27 ..................... United States 505,000 505,525
Ground Transportation 0.1%
e
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan,
6.049%, (3-month SOFR + 1.75%), 4/10/31 .............. United States 298,500 295,115
e
Health Care Equipment & Supplies 0.4%
Bausch + Lomb Corp., First Lien, Initial CME Term Loan, 7.67%,
(1-month SOFR + 3.25%), 5/10/27 ..................... United States 736,965 729,551
Bausch + Lomb Corp., First Lien, New CME Term Loan, 8.322%,
(1-month SOFR + 4%), 9/29/28 ....................... United States 273,529 271,934
Medline Borrower LP, First Lien, Dollar Incremental CME Term
Loan, 6.572%, (1-month SOFR + 2.25%), 10/23/28 ........ United States 400,278 398,046
1,399,531
a a a a a a
e
Health Care Providers & Services 0.6%
DaVita, Inc., First Lien, Extended CME Term Loan, B1, 6.322%,
(1-month SOFR + 2%), 4/25/31 ....................... United States 258,700 257,634
Pacific Dental Services, Inc., First Lien, CME Term Loan, 7.07%,
(1-month SOFR + 2.75%), 3/17/31 ..................... United States 391,050 388,149
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5, 6.825%,
(1-month SOFR + 2.5%), 2/21/31 ...................... United States 455,412 452,975
Phoenix Newco, Inc., First Lien, Sixth Amendment CME Term
Loan, 6.822%, (1-month SOFR + 2.5%), 11/15/28 ......... United States 538,264 535,877

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Putnam Premier Income Trust
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
Health Care Providers & Services (continued)
Waystar Technologies, Inc., First Lien, Initial CME Term Loan,
6.572%, (1-month SOFR + 2.25%), 10/22/29 ............. United States 205,748 $ 205,234
1,839,869
a a a a a a
e
Hotels, Restaurants & Leisure 0.8%
Caesars Entertainment, Inc., First Lien, CME Term Loan, B1,
6.563%, (3-month SOFR + 2.25%), 2/06/31 .............. United States 490,050 483,312
Carnival Corp., First Lien, 2025 Repricing Advance CME Term
Loan, 6.329%, (1-month SOFR + 2%), 10/18/28 ........... United States 802,768 802,017
f
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
7.822%, (1-month SOFR + 3.5%), 1/29/29 ............... United States 468,869 457,881
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 6.049%, (3-month SOFR + 1.75%), 12/02/30 ...... Ireland 237,000 233,964
IRB Holding Corp., First Lien, 2024 Second Replacement CME
Term Loan, B, 6.822%, (1-month SOFR + 2.5%), 12/15/27 ... United States 586,866 583,245
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 7.285%, (3-month SOFR + 3%), 4/04/29 ... United States 456,541 453,117
3,013,536
a a a a a a
Household Durables 0.1%
e
Hunter Douglas, Inc., First Lien, CME Term Loan, B1, 7.549%,
(3-month SOFR + 3.25%), 1/16/32 ..................... Netherlands 400,432 391,507
Insurance 0.1%
e
Alliant Holdings Intermediate LLC, First Lien, Initial CME Term
Loan, 7.073%, (1-month SOFR + 2.75%), 9/19/31 ......... United States 435,606 433,088
e
IT Services 0.2%
Ahead DB Holdings LLC, First Lien, CME Term Loan, B3, 7.299%,
(3-month SOFR + 3%), 2/03/31 ....................... United States 202,145 201,103
f
Fortress Intermediate 3, Inc., First Lien, Initial CME Term Loan,
8.072%, (1-month SOFR + 3.75%), 6/27/31 .............. United States 405,000 397,406
598,509
a a a a a a
e
Machinery 0.6%
Chart Industries, Inc., First Lien, Amendment No. 7 CME Term
Loan, 6.788%, (3-month SOFR + 2.5%), 3/15/30 .......... United States 953,044 950,961
CPM Holdings, Inc., First Lien, Initial CME Term Loan, 8.824%,
(1-month SOFR + 4.5%), 9/28/28 ...................... United States 366,600 355,754
f
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, 7.322%, (1-month SOFR + 3%), 10/23/28 ...... United States 455,000 455,123
TK Elevator Midco GmbH, First Lien, CME Term Loan, C, 7.737%,
(6-month SOFR + 3.5%), 4/30/30 ...................... Germany 291,598 290,815
2,052,653
a a a a a a
e
Media 0.6%
f
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 8.436%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 370,000 359,918
CSC Holdings LLC, First Lien, Term Loan, B5, 9%, (PRIME +
1.5%), 4/15/27 .................................... United States 458,945 442,853
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.791%, (3-month SOFR + 5.25%), 8/02/29 ....... United States 923,924 896,558
Gray Media, Inc., First Lien, CME Term Loan, D, 7.438%,
(1-month SOFR + 3%), 12/01/28 ...................... United States 520,515 482,301
2,181,630
a a a a a a

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Putnam Premier Income Trust
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Oil, Gas & Consumable Fuels 0.4%
e
CQP Holdco LP, First Lien, Initial CME Term Loan, 6.299%,
(3-month SOFR + 2%), 12/31/30 ...................... United States 1,521,791 $ 1,516,518
Paper & Forest Products 0.1%
e
Glatfelter Corp., First Lien, CME Term Loan, 8.563%, (3-month
SOFR + 4.25%), 11/04/31 ........................... United States 199,500 191,583
Passenger Airlines 0.2%
e
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 6.522%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 772,778 758,114
Pharmaceuticals 0.1%
e,f
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan, 8.322%, (1-month SOFR + 4%), 4/23/31 ....... United States 385,000 373,931
e
Professional Services 0.2%
Dun & Bradstreet Corp. (The), First Lien, Incremental CME Term
Loan, B2, 6.57%, (1-month SOFR + 2.25%), 1/18/29 ....... United States 435,600 434,783
WestJet Loyalty LP, First Lien, Initial CME Term Loan, 7.549%,
(3-month SOFR + 3.25%), 2/14/31 ..................... Canada 371,250 354,718
789,501
a a a a a a
e
Software 0.6%
Cloud Software Group, Inc., First Lien, Initial Dollar Term Loan, B,
7.799%, (3-month SOFR + 3.5%), 3/30/29 ............... United States 748,899 740,983
McAfee Corp., First Lien, CME Term Loan, B1, 7.319%, (1-month
SOFR + 3%), 3/01/29 ............................... United States 482,578 454,931
Proofpoint, Inc., First Lien, CME Term Loan, 7.322%, (1-month
SOFR + 3%), 8/31/28 ............................... United States 520,705 518,200
UKG, Inc., First Lien, Initial CME Term Loan, 7.32%, (1-month
SOFR + 3%), 2/10/31 ............................... United States 456,550 455,514
2,169,628
a a a a a a
e
Specialty Retail 0.4%
PetSmart LLC, First Lien, Initial CME Term Loan, 8.172%,
(1-month SOFR + 3.75%), 2/11/28 ..................... United States 448,298 443,161
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
7.575%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 1,034,754 1,011,198
1,454,359
a a a a a a
Textiles, Apparel & Luxury Goods 0.1%
e
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.791%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 436,700 398,626
Total Senior Floating Rate Interests (Cost $24,313,112) ........................
24,033,628
Foreign Government and Agency Securities 8.6%
b
Armenia Government Bond , Senior Bond , Reg S, 3.6% , 2/02/31 Armenia 500,000 423,847
b
Benin Government Bond ,
Senior Bond, 144A, 7.96%, 2/13/38 .................... Benin 850,000 766,109
Senior Bond, Reg S, 4.875%, 1/19/32 .................. Benin 258,000 EUR 256,453
Senior Bond, Reg S, 4.95%, 1/22/35 ................... Benin 600,000 EUR 549,754
Brazil Government Bond ,
Senior Bond, 6%, 10/20/33 ........................... Brazil 430,000 424,386
Senior Bond, 6.125%, 3/15/34 ........................ Brazil 1,600,000 1,571,687
b
Bulgaria Government Bond ,
Senior Bond, Reg S, 5%, 3/05/37 ...................... Bulgaria 260,000 251,944
Senior Bond, Reg S, 1.375%, 9/23/50 .................. Bulgaria 632,000 EUR 423,706

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Putnam Premier Income Trust
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Cameroon Government Bond , Senior Bond , Reg S, 5.95% ,
7/07/32 ......................................... Cameroon 700,000 EUR $ 581,202
Chile Government Bond ,
Senior Bond, 5.65%, 1/13/37 ......................... Chile 300,000 307,473
Senior Note, 4.85%, 1/22/29 ......................... Chile 520,000 527,384
Colombia Government Bond , Senior Bond , 8% , 11/14/35 ......
Colombia 1,240,000 1,218,995
b
Costa Rica Government Bond , Senior Bond , Reg S, 6.125% ,
2/19/31 ......................................... Costa Rica 710,000 728,157
b
Dominican Republic Government Bond ,
Senior Bond, 144A, 6.95%, 3/15/37 .................... Dominican
Republic 310,000 308,233
Senior Bond, Reg S, 6%, 7/19/28 ...................... Dominican
Republic 1,350,000 1,361,070
Ecopetrol SA , Senior Bond , 8.875% , 1/13/33 ...............
Colombia 500,000 500,819
b
Egypt Government Bond ,
Senior Bond, Reg S, 7.6%, 3/01/29 .................... Egypt 930,000 875,084
Senior Note, 144A, 8.625%, 2/04/30 .................... Egypt 700,000 668,804
b,g
Electricite de France SA , Junior Sub. Bond , 144A, 9.125% to
6/14/33, FRN thereafter , Perpetual ..................... France 535,000 599,722
b
Gabonese Republic , Senior Bond , Reg S, 6.625% , 2/06/31 .... Gabon 810,000 577,579
b
Guatemala Government Bond , Senior Bond , Reg S, 6.6% ,
6/13/36 ......................................... Guatemala 1,480,000 1,482,613
b
Hashemite Kingdom of Jordan , Senior Note , Reg S, 7.5% ,
1/13/29 ......................................... Jordan 450,000 449,508
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 420,000 420,005
b
Indonesia Government Bond , Senior Bond , 144A, 4.35% , 1/08/27 Indonesia 900,000 899,387
b
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 .... Iraq 847,500 822,869
b
Ivory Coast Government Bond , Senior Bond , Reg S, 4.875% ,
1/30/32 ......................................... Ivory Coast 1,660,000 EUR 1,628,606
Mexico Government Bond , Senior Bond , 2.659% , 5/24/31 .....
Mexico 750,000 638,931
b
Montenegro Government Bond , Senior Note , 144A, 4.875% ,
4/01/32 ......................................... Montenegro 490,000 EUR 539,507
Panama Government Bond ,
Senior Bond, 8%, 3/01/38 ........................... Panama 200,000 207,515
Senior Note, 7.5%, 3/01/31 .......................... Panama 780,000 811,262
b
Paraguay Government Bond , Senior Bond , Reg S, 3.849% ,
6/28/33 ......................................... Paraguay 970,000 873,727
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 950,000 843,198
b
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ,
Senior Bond , Reg S, 5.45% , 5/21/28 ................... Indonesia 400,000 407,197
Petroleos Mexicanos ,
Senior Note, 6.49%, 1/23/27 ......................... Mexico 410,000 400,870
Senior Note, 6.7%, 2/16/32 .......................... Mexico 460,000 394,581
Philippine Government Bond , Senior Bond , 5.5% , 2/04/35 .....
Philippines 790,000 815,187
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 890,000 845,125
b
Romania Government Bond , Senior Bond , Reg S, 5.625% ,
2/22/36 ......................................... Romania 800,000 EUR 832,212
b
Serbia Government Bond ,
Senior Bond, Reg S, 6.5%, 9/26/33 .................... Serbia 830,000 858,125
Senior Note, Reg S, 6.25%, 5/26/28 .................... Serbia 950,000 975,303
South Africa Government Bond ,
Senior Bond, 5.875%, 6/22/30 ........................ South Africa 450,000 437,091
Senior Bond, 5%, 10/12/46 ........................... South Africa 600,000 400,427

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Putnam Premier Income Trust
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Southern Gas Corridor CJSC , Senior Bond , Reg S, 6.875% ,
3/24/26 ......................................... Azerbaijan 800,000 $ 808,620
Turkiye Government Bond , Senior Note , 9.125% , 7/13/30 .....
Turkiye 660,000 716,398
b
Uzbekistan Government Bond , Senior Note , Reg S, 6.9% ,
2/28/32 ......................................... Uzbekistan 720,000 721,152
Total Foreign Government and Agency Securities (Cost $30,991,930) ............
31,151,824
U.S. Government and Agency Securities 0.1%
h
U.S. Treasury Bonds , 1.625%, 11/15/50 .................. United States 242,000 129,198
h
U.S. Treasury Notes ,
2.25%, 11/15/25 .................................. United States 113,000 111,860
0.75%, 1/31/28 ................................... United States 165,000 152,848
Total U.S. Government and Agency Securities (Cost $393,906) ..................
393,906
Asset-Backed Securities 0.5%
Financial Services 0.5%
b,e
BDS Ltd. , 2021-FL9 , A , 144A, FRN , 5.504% , ( 1-month SOFR +
1.184% ), 11/16/38 . ................................. United States 258,346 256,783
e
Citigroup Mortgage Loan Trust, Inc. , 2007-AMC3 , A2D , FRN ,
4.791% , ( 1-month SOFR + 0.464% ), 3/25/37 . ............. United States 1,426,192 1,205,522
b,e
Ready Capital Mortgage Financing LLC , 2022-FL9 , A , 144A,
FRN , 6.794% , ( 1-month SOFR + 2.467% ), 6/25/37 . ........ United States 216,928 217,385
1,679,690
a a a a a a
Total Asset-Backed Securities (Cost $1,677,591) ..............................
1,679,690
Commercial Mortgage-Backed Securities 11.0%
Financial Services 11.0%
i,j
BANK , 2024-BNK48 , XA , IO, FRN , 1.352% , 10/15/57 ........ United States 9,721,444 823,421
i,j
BANK5 ,
2024-5YR10, XA, IO, FRN, 1.403%, 10/15/57 ............. United States 14,869,061 688,621
2024-5YR12, XA, IO, FRN, 0.696%, 12/15/57 ............. United States 11,031,977 234,784
2024-5YR7, XA, IO, FRN, 1.57%, 6/15/57 ............... United States 10,894,922 529,115
i,j
BBCMS Mortgage Trust ,
2022-C14, XA, IO, FRN, 0.815%, 2/15/55 ................ United States 10,460,803 365,803
2024-5C29, XA, IO, FRN, 1.822%, 9/15/57 ............... United States 16,435,642 1,000,801
2024-5C31, XA, IO, FRN, 1.281%, 12/15/57 .............. United States 4,847,652 210,293
2024-C26, XA, IO, FRN, 1.242%, 5/15/57 ................ United States 5,709,245 427,612
i,j
Benchmark Mortgage Trust ,
2024-V10, XA, IO, FRN, 1.522%, 9/15/57 ................ United States 14,079,486 708,325
2024-V11, XA, IO, FRN, 0.773%, 11/15/57 ............... United States 20,387,000 482,721
i,j
BMO Mortgage Trust ,
2024-5C6, XA, IO, FRN, 1.575%, 9/15/57 ................ United States 12,365,271 620,657
2024-5C8, XA, IO, FRN, 1.24%, 12/15/57 ................ United States 5,935,421 247,157
j
CD Mortgage Trust , 2017-CD4 , B , FRN , 3.947% , 5/10/50 ..... United States 1,008,000 948,501
CFCRE Commercial Mortgage Trust ,
b,j
2011-C2, E, 144A, FRN, 5.08%, 12/15/47 ................ United States 424,000 393,940
2016-C7, A3, 3.839%, 12/10/54 ....................... United States 908,000 894,248
b,j
Citigroup Commercial Mortgage Trust , 2015-GC27 , D , 144A,
FRN , 4.541% , 2/10/48 .............................. United States 1,147,707 1,106,612
COMM Mortgage Trust ,
b,j,k
2012-CR3, F, 144A, FRN, 4.75%, 10/15/45 ............... United States 395,189 24,150
2013-CR12, AM, 4.3%, 10/10/46 ...................... United States 380,828 359,725
b,j
2013-CR13, D, 144A, FRN, 5.109%, 11/10/46 ............ United States 1,233,000 704,536
j
2014-CR16, C, FRN, 4.937%, 4/10/47 .................. United States 912,000 861,462
b,j
2014-CR17, D, 144A, FRN, 5.004%, 5/10/47 ............. United States 725,000 592,967

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Putnam Premier Income Trust
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
COMM Mortgage Trust, (continued)
b,j
2014-CR19, D, 144A, FRN, 4.661%, 8/10/47 ............. United States 1,053,035 $ 1,013,469
j
2014-CR20, C, FRN, 4.826%, 11/10/47 ................. United States 845,489 818,420
2014-UBS3, AM, 4.012%, 6/10/47 ..................... United States 597,858 573,880
j
2014-UBS5, AM, FRN, 4.193%, 9/10/47 ................. United States 497,099 491,798
j
2015-CR22, B, FRN, 3.926%, 3/10/48 .................. United States 370,000 360,441
2015-DC1, AM, 3.724%, 2/10/48 ...................... United States 304,870 302,362
j
2015-DC1, B, FRN, 4.035%, 2/10/48 ................... United States 906,000 878,319
j
2015-LC19, B, FRN, 3.829%, 2/10/48 ................... United States 621,000 613,109
CSAIL Commercial Mortgage Trust ,
j
2015-C1, AS, FRN, 3.791%, 4/15/50 ................... United States 509,778 506,828
j
2015-C2, AS, FRN, 3.849%, 6/15/57 ................... United States 617,000 613,612
j
2015-C2, B, FRN, 4.208%, 6/15/57 .................... United States 471,000 459,137
2016-C5, A5, 3.757%, 11/15/48 ....................... United States 468,000 464,026
b,j
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.531% ,
8/10/44 ......................................... United States 442,984 427,851
j
GS Mortgage Securities Trust ,
b
2013-GC13, AS, 144A, FRN, 4.009%, 7/10/46 ............ United States 648,762 639,314
2014-GC24, B, FRN, 4.521%, 9/10/47 .................. United States 1,080,000 1,014,622
b
2014-GC24, D, 144A, FRN, 4.542%, 9/10/47 ............. United States 485,000 266,288
i
2019-GC42, XA, IO, FRN, 0.93%, 9/10/52 ............... United States 13,755,386 390,002
j
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
b
2007-CB20, E, 144A, FRN, 8.046%, 2/12/51 ............. United States 20,896 26,585
b
2012-C6, E, 144A, FRN, 5.129%, 5/15/45 ............... United States 432,000 418,970
2013-LC11, D, FRN, 4.296%, 4/15/46 ................... United States 574,000 141,213
b,k
2013-LC11, E, 144A, FRN, 3.25%, 4/15/46 ............... United States 1,390,000 60,569
JPMBB Commercial Mortgage Securities Trust ,
j
2013-C12, D, FRN, 4.071%, 7/15/45 ................... United States 521,000 481,004
b,j
2013-C14, D, 144A, FRN, 4.173%, 8/15/46 .............. United States 500,000 387,235
b,j
2014-C18, D, 144A, FRN, 4.652%, 2/15/47 .............. United States 513,000 451,350
j
2014-C23, B, FRN, 4.7%, 9/15/47 ..................... United States 364,000 352,021
j
2014-C23, C, FRN, 4.7%, 9/15/47 ..................... United States 436,000 411,007
b,j
2014-C23, D, 144A, FRN, 4.2%, 9/15/47 ................ United States 287,000 247,096
2015-C31, A3, 3.801%, 8/15/48 ....................... United States 318,322 316,109
2016-C1, A5, 3.576%, 3/17/49 ........................ United States 275,000 271,749
JPMDB Commercial Mortgage Securities Trust ,
2018-C8, B, 4.522%, 6/15/51 ......................... United States 504,000 469,091
j
2018-C8, C, FRN, 4.915%, 6/15/51 .................... United States 402,000 359,471
b
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% ,
3/10/50 ......................................... United States 1,149,000 1,117,196
j
Morgan Stanley Bank of America Merrill Lynch Trust ,
b
2013-C10, F, 144A, FRN, 4.112%, 7/15/46 ............... United States 1,988,000 159,680
b
2013-C12, D, 144A, FRN, 4.862%, 10/15/46 ............. United States 416,000 379,725
2015-C22, C, FRN, 4.245%, 4/15/48 ................... United States 1,263,000 1,138,976
j
Morgan Stanley Capital I Trust ,
2016-UB11, C, FRN, 3.691%, 8/15/49 .................. United States 663,000 638,156
2018-H3, C, FRN, 5.013%, 7/15/51 .................... United States 404,000 377,885
b,e
Multi-family Connecticut Avenue Securities Trust ,
2019-01, M10, 144A, FRN, 7.718%, (30-day SOFR Average +
3.364%), 10/25/49 ................................. United States 1,102,149 1,104,614
2020-01, M10, 144A, FRN, 8.218%, (30-day SOFR Average +
3.864%), 3/25/50 .................................. United States 1,450,320 1,475,640

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Putnam Premier Income Trust
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
SG Commercial Mortgage Securities Trust , 2016-C5 , A4 , 3.055% ,
10/10/48 ........................................ United States 1,034,000 $ 1,009,203
b,k
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 1,081,996 88
j
UBS Commercial Mortgage Trust , 2017-C3 , C , FRN , 4.504% ,
8/15/50 ......................................... United States 498,000 467,326
Wells Fargo Commercial Mortgage Trust ,
b,j
2013-LC12, D, 144A, FRN, 3.958%, 7/15/46 ............. United States 356,000 203,098
b
2014-LC16, D, 144A, 3.938%, 8/15/50 .................. United States 638,456 77,295
b,j
2015-C30, D, 144A, FRN, 4.629%, 9/15/58 .............. United States 265,000 260,881
2015-C31, A4, 3.695%, 11/15/48 ...................... United States 891,000 885,404
j
2015-LC22, AS, FRN, 4.207%, 9/15/58 ................. United States 360,000 357,706
2015-NXS3, A4, 3.617%, 9/15/57 ...................... United States 866,000 860,413
2015-NXS4, A4, 3.718%, 12/15/48 ..................... United States 383,000 380,026
j
2015-SG1, B, FRN, 4.595%, 9/15/48 ................... United States 559,000 539,423
i,j
2019-C52, XA, IO, FRN, 1.704%, 8/15/52 ................ United States 6,819,683 352,760
i,j
2024-5C1, XA, IO, FRN, 1.258%, 7/15/57 ................ United States 12,853,051 491,395
j
WFRBS Commercial Mortgage Trust ,
b
2012-C9, E, 144A, FRN, 4.876%, 11/15/45 ............... United States 371,627 369,657
b
2013-C15, D, 144A, FRN, 4.286%, 8/15/46 .............. United States 515,444 274,165
2014-C21, C, FRN, 4.234%, 8/15/47 ................... United States 365,000 349,044
2014-C23, B, FRN, 4.425%, 10/15/57 ................... United States 275,000 257,911
39,980,066
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $42,529,731) ..............
39,980,066
Mortgage-Backed Securities 19.0%
Federal National Mortgage Association (FNMA) Fixed Rate 10.6%
FNMA, 30 Year, 5%, 1/01/49 - 8/01/49 .................... United States 106,853 106,359
l
Uniform Mortgage-Backed Securities, 2.5%, TBA, 5/25/55 ..... United States 3,000,000 2,494,450
l
Uniform Mortgage-Backed Securities, 3%, TBA, 5/25/55 ...... United States 2,000,000 1,736,029
l
Uniform Mortgage-Backed Securities, 5%, TBA, 5/25/55 ...... United States 4,000,000 3,916,202
l
Uniform Mortgage-Backed Securities, 5.5%, TBA, 5/25/55 ..... United States 21,000,000 20,957,947
l
Uniform Mortgage-Backed Securities, 6%, TBA, 5/25/55 ...... United States 9,000,000 9,131,107
38,342,094
Government National Mortgage Association (GNMA) Fixed Rate 8.4%
l
GNMA II, Single-family, 30 Year, 2.5%, 5/15/55 ............. United States 3,000,000 2,557,262
GNMA II, Single-family, 30 Year, 3.5%, 8/20/49 - 3/20/50 ...... United States 317,691 286,241
GNMA II, Single-family, 30 Year, 4.5%, 10/20/49 - 1/20/50 ..... United States 102,956 98,863
l
GNMA II, Single-family, 30 Year, 4.5%, 5/15/55 ............. United States 9,000,000 8,616,787
GNMA II, Single-family, 30 Year, 5%, 5/20/49 ............... United States 110,270 109,247
l
GNMA II, Single-family, 30 Year, 5%, 5/15/55 ............... United States 8,000,000 7,849,286
GNMA II, Single-family, 30 Year, 5.5%, 5/20/49 ............. United States 37,689 38,335
l
GNMA II, Single-family, 30 Year, 5.5%, 5/15/55 ............. United States 11,000,000 10,997,550
30,553,571
Total Mortgage-Backed Securities (Cost $68,624,163) ..........................
68,895,665
Residential Mortgage-Backed Securities 11.3%
Financial Services 11.3%
b
A&D Mortgage Trust , 2024-NQM1 , A1 , 144A, 6.195% , 2/25/69 . United States 1,374,172 1,384,711
Alternative Loan Trust ,
e
2005-38, A3, FRN, 5.141%, (1-month SOFR + 0.814%), 9/25/35 United States 347,727 307,819
e
2005-59, 1A1, FRN, 5.093%, (1-month SOFR + 0.774%),
11/20/35 ........................................ United States 903,942 865,252

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Putnam Premier Income Trust
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
Alternative Loan Trust, (continued)
e
2006-OA10, 1A1, FRN, 5.535%, (12-month average of 1-year
CMT + 0.96%), 8/25/46 ............................. United States 183,129 $ 161,242
e
2006-OA10, 3A1, FRN, 4.821%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 414,372 363,865
e
2006-OA10, 4A1, FRN, 4.821%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 2,367,672 1,966,132
j
2006-OA7, 1A1, FRN, 3.261%, 6/25/46 ................. United States 773,007 718,962
e
2006-OA7, 1A2, FRN, 5.515%, (12-month average of 1-year
CMT + 0.94%), 6/25/46 ............................. United States 266,211 256,976
e
2007-OH1, A1D, FRN, 4.651%, (1-month SOFR + 0.324%),
4/25/47 ......................................... United States 312,778 266,062
e
American Home Mortgage Investment Trust , 2007-1 , GA1C , FRN ,
4.631% , ( 1-month SOFR + 0.304% ), 5/25/47 ............. United States 587,967 337,497
e
Bear Stearns ALT-A Trust , 2005-10 , 11A1 , FRN , 4.941% ,
( 1-month SOFR + 0.614% ), 1/25/36 .................... United States 89,951 84,421
b,e
Chevy Chase Funding LLC , 2006-4A , A2 , 144A, FRN , 4.621% ,
( 1-month SOFR + 0.294% ), 11/25/47 ................... United States 430,252 370,611
b,e
Connecticut Avenue Securities Trust ,
2019-R03, 1B1, 144A, FRN, 8.568%, (30-day SOFR Average +
4.214%), 9/25/31 .................................. United States 442,685 461,880
2020-R01, 1B1, 144A, FRN, 7.718%, (30-day SOFR Average +
3.364%), 1/25/40 .................................. United States 459,000 468,086
2022-R02, 2B1, 144A, FRN, 8.854%, (30-day SOFR Average +
4.5%), 1/25/42 .................................... United States 402,000 418,075
2022-R02, 2M2, 144A, FRN, 7.354%, (30-day SOFR Average +
3%), 1/25/42 ..................................... United States 1,640,000 1,674,169
b,j
FHLMC Seasoned Credit Risk Transfer Trust ,
2017-3, M2, 144A, FRN, 4.75%, 7/25/56 ................ United States 830,928 813,677
2019-2, M, 144A, FRN, 4.75%, 8/25/58 ................. United States 685,000 660,383
2019-4, M, 144A, FRN, 4.5%, 2/25/59 .................. United States 346,000 321,984
e
FHLMC STACR Debt Notes ,
2015-DNA3, B, FRN, 13.818%, (30-day SOFR Average +
9.464%), 4/25/28 .................................. United States 1,279,248 1,318,020
2015-HQA2, B, FRN, 14.968%, (30-day SOFR Average +
10.614%), 5/25/28 ................................. United States 825,628 858,712
2016-DNA1, B, FRN, 14.468%, (30-day SOFR Average +
10.114%), 7/25/28 ................................. United States 2,786,908 2,949,994
b,e
FHLMC STACR REMIC Trust ,
2020-DNA4, B2, 144A, FRN, 14.468%, (30-day SOFR Average
+ 10.114%), 8/25/50 ................................ United States 966,000 1,265,299
2020-DNA5, B2, 144A, FRN, 15.854%, (30-day SOFR Average
+ 11.5%), 10/25/50 ................................. United States 491,000 663,023
2020-HQA2, B2, 144A, FRN, 12.068%, (30-day SOFR Average
+ 7.714%), 3/25/50 ................................ United States 625,000 738,903
2020-HQA3, B2, 144A, FRN, 14.468%, (30-day SOFR Average
+ 10.114%), 7/25/50 ................................ United States 1,027,000 1,341,573
2021-DNA3, B2, 144A, FRN, 10.604%, (30-day SOFR Average
+ 6.25%), 10/25/33 ................................ United States 299,000 358,540
2022-DNA2, M2, 144A, FRN, 8.104%, (30-day SOFR Average
+ 3.75%), 2/25/42 ................................. United States 450,000 467,164
2023-HQA2, M1B, 144A, FRN, 7.704%, (30-day SOFR Average
+ 3.35%), 6/25/43 .................................. United States 700,000 728,805
b,e
FHLMC STACR Trust ,
2018-DNA3, B2, 144A, FRN, 12.218%, (30-day SOFR Average
+ 7.864%), 9/25/48 ................................ United States 389,000 441,169

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Putnam Premier Income Trust
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,e
FHLMC STACR Trust, (continued)
2018-HQA2, B2, 144A, FRN, 15.468%, (30-day SOFR Average
+ 11.114%), 10/25/48 ............................... United States 1,619,000 $ 1,973,059
2019-DNA1, B2, 144A, FRN, 15.218%, (30-day SOFR Average
+ 10.864%), 1/25/49 ................................ United States 315,000 389,217
2019-DNA2, B2, 144A, FRN, 14.968%, (30-day SOFR Average
+ 10.614%), 3/25/49 ................................ United States 252,000 296,440
2019-HQA1, B2, 144A, FRN, 16.718%, (30-day SOFR Average
+ 12.364%), 2/25/49 ................................ United States 254,000 312,893
2019-HQA2, B2, 144A, FRN, 15.718%, (30-day SOFR Average
+ 11.364%), 4/25/49 ................................ United States 298,000 359,609
e
FNMA Connecticut Avenue Securities ,
2016-C01, 1B, FRN, 16.218%, (30-day SOFR Average +
11.864%), 8/25/28 ................................. United States 826,800 881,851
2016-C02, 1B, FRN, 16.718%, (30-day SOFR Average +
12.364%), 9/25/28 ................................. United States 2,291,869 2,471,883
2016-C03, 1B, FRN, 16.218%, (30-day SOFR Average +
11.864%), 10/25/28 ................................ United States 1,286,125 1,392,176
2016-C03, 2B, FRN, 17.218%, (30-day SOFR Average +
12.864%), 10/25/28 ................................ United States 237,889 261,914
2016-C04, 1B, FRN, 14.718%, (30-day SOFR Average +
10.364%), 1/25/29 ................................. United States 265,555 284,023
2016-C05, 2B, FRN, 15.218%, (30-day SOFR Average +
10.864%), 1/25/29 ................................. United States 266,936 290,331
2016-C06, 1B, FRN, 13.718%, (30-day SOFR Average +
9.364%), 4/25/29 .................................. United States 394,106 429,634
e
GSR Mortgage Loan Trust , 2007-OA1 , 2A3A , FRN , 4.751% ,
( 1-month SOFR + 0.424% ), 5/25/37 .................... United States 507,256 277,484
e
HarborView Mortgage Loan Trust , 2005-2 , 1A , FRN , 4.954% ,
( 1-month SOFR + 0.634% ), 5/19/35 .................... United States 400,686 116,545
b,e
Home RE Ltd. , 2021-2 , B1 , 144A, FRN , 8.504% , ( 30-day SOFR
Average + 4.15% ), 1/25/34 ........................... United States 300,000 305,461
b,e
J.P. Morgan Mortgage Trust ,
2024-9, A11, 144A, FRN, 5.704%, (30-day SOFR Average +
1.35%), 2/25/55 ................................... United States 468,277 465,768
2025-2, A11, 144A, FRN, 5.604%, (30-day SOFR Average +
1.25%), 7/25/55 ................................... United States 532,731 526,843
b
LHOME Mortgage Trust , 2023-RTL2 , A1 , 144A, 8% , 6/25/28 ... United States 786,000 791,102
MFA Trust , 2024-NPL1 , A1 , 6.33% , 9/25/54 ................
United States 674,291 676,183
b,e
Morgan Stanley Re-REMIC Trust , 2010-R4 , 4B , 144A, FRN ,
3.043% , ( 1-month SOFR + 0.344% ), 2/26/37 ............. United States 338,589 309,562
b,e
Morgan Stanley Residential Mortgage Loan Trust , 2024-4 , AF ,
144A, FRN , 5.704% , ( 30-day SOFR Average + 1.35% ), 9/25/54 United States 275,850 272,816
e
MortgageIT Trust , 2005-3 , M2 , FRN , 5.236% , ( 1-month SOFR +
0.909% ), 8/25/35 .................................. United States 53,115 50,705
b
Saluda Grade Alternative Mortgage Trust ,
2024-RTL4, A1, 144A, 7.5%, 2/25/30 ................... United States 1,227,000 1,229,686
2024-RTL5, A1, 144A, 7.762%, 4/25/30 ................. United States 1,400,000 1,406,392
e
Structured Asset Mortgage Investments II Trust , 2007-AR1 , 2A1 ,
FRN , 4.801% , ( 1-month SOFR + 0.474% ), 1/25/37 ......... United States 470,842 405,509
b,j
Towd Point Mortgage Trust ,
2018-5, M1, 144A, FRN, 3.25%, 7/25/58 ................ United States 815,000 684,691
2019-2, A2, 144A, FRN, 3.75%, 12/25/58 ................ United States 1,033,000 930,716

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Putnam Premier Income Trust
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
e
WaMu Mortgage Pass-Through Certificates Trust , 2005-AR13 ,
A1C3 , FRN , 5.421% , ( 1-month SOFR + 1.094% ), 10/25/45 .. United States 193,564 $ 187,448
41,012,947
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $39,299,573) ...............
41,012,947
Agency Commercial Mortgage-Backed Securities 13.7%
Financial Services 13.7%
i
FHLMC ,
304, C37, IO, 3.5%, 12/15/27 ......................... United States 69,016 1,466
4000, PI, IO, 4.5%, 1/15/42 .......................... United States 279,395 38,530
4077, IK, IO, 5%, 7/15/42 ............................ United States 796,366 171,809
4105, HI, IO, 3.5%, 7/15/41 .......................... United States 319,914 18,332
e
4839, WS, IO, FRN, 1.641%, (30-day SOFR Average +
5.986%), 8/15/56 .................................. United States 4,388,754 647,491
e
4945, SL, IO, FRN, 1.582%, (30-day SOFR Average + 5.936%),
1/25/50 ......................................... United States 4,284,602 543,423
4984, IL, IO, 4.5%, 6/25/50 ........................... United States 4,328,781 913,827
e
5002, SJ, IO, FRN, 1.632%, (30-day SOFR Average + 5.986%),
7/25/50 ......................................... United States 6,542,069 857,731
e
5011, SA, IO, FRN, 1.782%, (30-day SOFR Average + 6.136%),
9/25/50 ......................................... United States 7,077,385 1,123,940
5024, HI, IO, 4.5%, 10/25/50 ......................... United States 8,343,289 1,912,511
5093, YI, IO, 4.5%, 12/25/50 ......................... United States 3,482,500 827,366
5134, IC, IO, 4%, 8/25/51 ............................ United States 7,008,896 1,418,256
5349, IB, IO, 4%, 12/15/46 ........................... United States 3,997,537 855,994
b,e
FHLMC, Multi-family Structured Pass-Through Certificates ,
2021-MN1, M2, 144A, FRN, 8.104%, (30-day SOFR Average +
3.75%), 1/25/51 ................................... United States 555,000 577,801
2021-MN3, M2, 144A, FRN, 8.354%, (30-day SOFR Average +
4%), 11/25/51 .................................... United States 1,746,000 1,818,594
i
FNMA ,
e
2010-35, SG, IO, FRN, 1.932%, (30-day SOFR Average +
6.286%), 4/25/40 .................................. United States 499,259 57,956
e
2011-101, SA, IO, FRN, 1.432%, (30-day SOFR Average +
5.786%), 10/25/41 ................................. United States 1,132,162 116,710
2012-127, BI, IO, 4.5%, 11/25/42 ...................... United States 255,497 53,222
2015-30, IO, 5.5%, 5/25/45 .......................... United States 2,003,727 283,666
2016-3, NI, IO, 6%, 2/25/46 .......................... United States 1,338,641 202,475
e
2017-32, SA, IO, FRN, 1.682%, (30-day SOFR Average +
6.036%), 5/25/47 .................................. United States 5,601,848 665,960
e
2018-20, SB, IO, FRN, 1.782%, (30-day SOFR Average +
6.136%), 3/25/48 .................................. United States 2,547,704 265,526
e
2018-38, SA, IO, FRN, 1.732%, (30-day SOFR Average +
6.086%), 6/25/48 .................................. United States 4,659,470 595,195
e
2019-43, JS, IO, FRN, 1.582%, (30-day SOFR Average +
5.936%), 8/25/49 .................................. United States 2,556,122 285,064
e
2019-61, S, IO, FRN, 1.532%, (30-day SOFR Average +
5.886%), 11/25/49 ................................. United States 5,011,144 666,663
2020-76, BI, IO, 4.5%, 11/25/50 ....................... United States 6,158,467 1,406,053
2021-14, CI, IO, 4.5%, 11/25/49 ....................... United States 8,131,932 1,928,107
374, 6, IO, 5.5%, 8/25/36 ............................ United States 64,679 10,714
378, 19, IO, 5%, Strip, 6/25/35 ........................ United States 175,584 25,015
427, C93, IO, 4.5%, 8/25/42 .......................... United States 6,076,965 1,079,629
i
GNMA ,
2012-113, ID, IO, 3.5%, 9/20/42 ....................... United States 718,242 111,169
2012-128, IA, IO, 3.5%, 10/20/42 ...................... United States 1,670,278 259,848

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Putnam Premier Income Trust
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
i
GNMA, (continued)
2012-140, IC, IO, 3.5%, 11/20/42 ...................... United States 1,706,543 $ 281,285
2012-146, IO, 5%, 12/20/42 .......................... United States 453,144 102,422
2013-34, IH, IO, 4.5%, 3/20/43 ........................ United States 884,557 172,396
j
2013-H08, CI, IO, FRN, 1.562%, 2/20/63 ................ United States 1,505,147 52,630
e
2014-119, SA, IO, FRN, 1.167%, (1-month SOFR + 5.486%),
8/20/44 ......................................... United States 1,336,327 125,888
e
2014-60, SD, IO, FRN, 1.747%, (1-month SOFR + 6.066%),
4/20/44 ......................................... United States 3,112,130 382,732
2014-76, IO, 5%, 5/20/44 ............................ United States 633,641 133,679
j
2014-H21, BI, IO, FRN, 1.566%, 10/20/64 ............... United States 3,299,411 73,656
2015-52, KI, IO, 3.5%, 11/20/40 ....................... United States 572,008 27,865
2015-53, MI, IO, 4%, 4/16/45 ......................... United States 1,518,461 303,175
2015-64, YI, IO, 4%, 11/20/44 ........................ United States 965,083 146,565
2015-79, GI, IO, 5%, 10/20/39 ........................ United States 379,278 85,095
j
2015-H10, BI, IO, FRN, 2.382%, 4/20/65 ................ United States 2,013,767 93,652
j
2015-H20, AI, IO, FRN, 1.829%, 8/20/65 ................ United States 2,791,730 70,709
j
2015-H20, CI, IO, FRN, 2.995%, 8/20/65 ................ United States 3,120,406 150,650
j
2015-H23, BI, IO, FRN, 1.771%, 9/20/65 ................ United States 2,946,274 61,875
j
2015-H25, EI, IO, FRN, 1.873%, 10/20/65 ............... United States 2,175,219 60,754
2016-42, IO, 5%, 2/20/46 ............................ United States 1,551,335 308,135
j
2016-H03, AI, IO, FRN, 2.008%, 1/20/66 ................ United States 8,316,170 311,815
j
2016-H03, DI, IO, FRN, 1.968%, 12/20/65 ............... United States 2,330,999 80,065
j
2016-H06, DI, IO, FRN, 2.344%, 7/20/65 ................ United States 4,576,804 151,968
j
2016-H09, BI, IO, FRN, 2.312%, 4/20/66 ................ United States 3,875,884 166,679
j
2016-H10, AI, IO, FRN, 1.864%, 4/20/66 ................ United States 5,850,534 144,145
j
2016-H18, QI, IO, FRN, 3.316%, 6/20/66 ................ United States 1,857,530 102,209
j
2016-H22, AI, IO, FRN, 2.954%, 10/20/66 ............... United States 3,083,908 129,459
j
2016-H23, NI, IO, FRN, 3.027%, 10/20/66 ............... United States 8,161,350 354,611
j
2016-H24, CI, IO, FRN, 1.672%, 10/20/66 ............... United States 2,140,389 43,309
2017-26, MI, IO, 5%, 11/20/39 ........................ United States 2,143,220 403,833
2017-42, IC, IO, 4.5%, 8/20/41 ........................ United States 788,209 148,016
2017-93, TI, IO, 4%, 3/20/44 ......................... United States 202,654 2,275
j
2017-H02, BI, IO, FRN, 2.364%, 1/20/67 ................ United States 2,061,205 78,120
j
2017-H06, BI, IO, FRN, 2.431%, 2/20/67 ................ United States 3,491,491 110,385
j
2017-H08, NI, IO, FRN, 2.298%, 3/20/67 ................ United States 4,589,990 149,076
j
2017-H09, IO, FRN, 1.249%, 4/20/67 ................... United States 5,148,135 155,134
j
2017-H11, DI, IO, FRN, 1.814%, 5/20/67 ................ United States 3,312,541 168,304
j
2017-H12, QI, IO, FRN, 1.744%, 5/20/67 ................ United States 2,942,568 117,108
j
2017-H16, IG, IO, FRN, 1.6%, 7/20/67 .................. United States 6,966,916 179,767
j
2017-H16, JI, IO, FRN, 2.077%, 8/20/67 ................. United States 9,267,648 416,284
j
2017-H19, MI, IO, FRN, 2.081%, 4/20/67 ................ United States 1,714,398 70,356
2018-127, IC, IO, 5%, 10/20/44 ....................... United States 2,692,022 538,941
2018-94, AI, IO, 4.5%, 7/20/48 ........................ United States 1,168,546 238,903
j
2018-H02, EI, IO, FRN, 2.331%, 1/20/68 ................ United States 7,146,274 329,572
j
2018-H05, BI, IO, FRN, 2.307%, 2/20/68 ................ United States 4,497,123 211,369
j
2018-H15, KI, IO, FRN, 2.299%, 8/20/68 ................ United States 3,482,297 141,639
e
2019-110, SQ, IO, FRN, 1.617%, (1-month SOFR + 5.936%),
9/20/49 ......................................... United States 3,767,707 448,084
e
2019-152, ES, IO, FRN, 1.617%, (1-month SOFR + 5.936%),
12/20/49 ........................................ United States 2,260,652 271,382
e
2019-83, SY, IO, FRN, 1.667%, (1-month SOFR + 5.986%),
7/20/49 ......................................... United States 3,398,623 425,049
e
2019-89, PS, IO, FRN, 1.667%, (1-month SOFR + 5.986%),
7/20/49 ......................................... United States 4,142,211 483,270
e
2019-96, SY, IO, FRN, 1.667%, (1-month SOFR + 5.986%),
8/20/49 ......................................... United States 3,839,728 484,047

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Putnam Premier Income Trust
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
i
GNMA, (continued)
2020-13, AI, IO, 4%, 3/20/46 ......................... United States 8,159,765 $ 1,090,981
2020-167, PI, IO, 3.5%, 11/20/50 ...................... United States 4,759,217 855,087
2020-175, NI, IO, 3%, 11/20/50 ....................... United States 5,209,196 865,224
e
2020-63, AS, IO, FRN, 1.567%, (1-month SOFR + 5.886%),
8/20/43 ......................................... United States 4,166,319 519,253
e
2020-63, PS, IO, FRN, 1.667%, (1-month SOFR + 5.986%),
4/20/50 ......................................... United States 4,977,550 690,538
e
2020-63, SP, IO, FRN, 1.667%, (1-month SOFR + 5.986%),
5/20/50 ......................................... United States 3,870,757 508,762
e
2020-96, KS, IO, FRN, 1.717%, (1-month SOFR + 6.036%),
7/20/50 ......................................... United States 11,974,396 1,602,948
e
2020-97, QS, IO, FRN, 1.717%, (1-month SOFR + 6.036%),
7/20/50 ......................................... United States 3,188,236 436,610
e
2021-116, ES, IO, FRN, 1.765%, (1-month SOFR + 6.086%),
11/20/47 ........................................ United States 6,172,013 728,480
2021-122, GI, IO, 4.5%, 11/20/47 ...................... United States 6,582,335 1,446,078
2021-156, IO, 3.5%, 7/20/51 ......................... United States 7,853,495 1,316,983
2021-214, AI, IO, 4%, 12/20/51 ....................... United States 4,966,175 1,019,593
2021-59, IP, IO, 3%, 4/20/51 ......................... United States 6,652,451 1,152,795
e
2021-59, SM, IO, FRN, 1.867%, (1-month SOFR + 6.186%),
4/20/51 ......................................... United States 11,634,337 1,595,157
e
2021-59, SQ, IO, FRN, 1.867%, (1-month SOFR + 6.186%),
4/20/51 ......................................... United States 3,940,875 547,910
e
2021-77, SM, IO, FRN, 1.867%, (1-month SOFR + 6.186%),
5/20/51 ......................................... United States 5,796,288 816,482
e
2021-98, SK, IO, FRN, 1.867%, (1-month SOFR + 6.186%),
6/20/51 ......................................... United States 9,141,700 1,375,605
e
2023-35, SH, IO, FRN, 2.1%, (30-day SOFR Average + 6.45%),
2/20/53 ......................................... United States 12,714,523 1,191,062
2024-186, IO, 3%, 9/20/51 ........................... United States 7,839,389 1,211,943
j
2024-32, IO, FRN, 0.705%, 6/16/63 .................... United States 10,757,360 558,352
2024-4, IG, IO, 5%, 12/20/52 ......................... United States 3,741,317 656,657
49,614,880
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $51,415,384) .......
49,614,880
Total Long Term Investments (Cost $373,667,483) .............................
372,908,858
a
Short Term Investments 14.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.7%
c,m
U.S. Treasury Bills, 4.13%, 10/02/25 ..................... United States 2,600,000 2,554,626
Total U.S. Government and Agency Securities (Cost $2,555,241) ................
2,554,626
a a a
Certificates of Deposit 2.0%
n
Bank of America NA, 4.25% 3/02/26 ..................... United States 1,750,000 1,750,000
Canadian Imperial Bank of Commerce, 4.66% 2/09/26 ....... Canada 1,800,000 1,799,506
Mizuho Bank Ltd., 4.58% 8/06/25 ....................... Japan 2,000,000 2,000,181
Toronto-Dominion Bank (The), 4.62% 4/02/26 .............. Canada 1,850,000 1,849,009
Total Certificates of Deposit (Cost $7,400,000) ................................
7,398,696
a a a

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Putnam Premier Income Trust
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers 3.5%
c
BPCE SA, 4.4%, 8/18/25 .............................. France 1,800,000 $ 1,776,102
n
Commonwealth Bank of Australia, 4.74% 4/09/26 ........... Australia 1,750,000 1,750,000
c
Credit Agricole Corporate and Investment Bank SA, 4.34%,
5/21/25 ........................................... France 1,750,000 1,745,586
c
GTA Funding LLC, 4.37%, 5/14/25 ...................... United States 1,800,000 1,796,947
Royal Bank of Canada, 4.63% 3/23/26 ................... Canada 1,850,000 1,848,484
c
Sheffield Receivables Co. LLC, 4.41%, 6/05/25 ............. United Kingdom 1,800,000 1,792,100
c
Sumitomo Mitsui Trust Bank Ltd., 4.35%, 5/27/25 ........... Japan 1,800,000 1,794,150
Total Commercial Papers (Cost $12,505,659) .................................
12,503,369
Shares
Money Market Funds 8.0%
a,o
Putnam Government Money Market Fund, Class P, 4.43% ..... United States 5,540,894 5,540,894
a,p
Putnam Short Term Investment Fund, Class P, 4.468% ....... United States 23,517,320 23,517,320
Total Money Market Funds (Cost $29,058,214) ................................
29,058,214
Total Short Term Investments (Cost $51,519,114 ) ..............................
51,514,905
a
Total Investments (Cost $425,186,597) 117.1% ................................
$424,423,763
TBA Sale Commitments (2.6)% ..............................................
(9,540,440)
Other Assets, less Liabilities (14.5)% ........................................
(52,447,514)
Net Assets 100.0% .........................................................
$362,435,809
a a a
Principal
Amount
*
q
TBA Sale Commitments (2.6)%
Mortgage-Backed Securities (2.6)%
Federal National Mortgage Association (FNMA) Fixed Rate (2.6)%
Uniform Mortgage-Backed Securities ,
4%, TBA, 5/25/55 .................................. United States (1,000,000) (932,078)
4.5%, TBA, 5/25/55 ................................ United States (9,000,000) (8,608,362)
Total TBA Sale Commitments (Proceeds $(9,583,554)) .........................
$(9,540,440)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note
3
regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2025, the aggregate value of these securities was $134,336,476, representing 37.1% of net assets.
c
The rate shown represents the yield at period end.
d
Income may be received in additional securities and/or cash.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
A portion or all of the security purchased on a delayed delivery basis.
g
Perpetual security with no stated maturity date.
h
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
i
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
j
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
k
Defaulted security or security for which income has been deemed uncollectible.
l
Security purchased on a to-be-announced (TBA) basis.

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Putnam Premier Income Trust
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

At April 30, 2025, the Fund had the following futures contracts outstanding.
At April 30, 2025, the Fund had the following forward exchange contracts outstanding.
m
A portion or all of the security has been segregated as collateral for certain derivative contracts. At April 30, 2025, the aggregate value of these securities pledged amounted to $2,058,438, representing 0.6% of net assets.
n
Fair valued using significant unobservable inputs. See Note
4
regarding fair value measurements.
o
The rate shown is the annualized seven-day effective yield at period end.
p
The rate shown is the annualized seven-day yield at period end.
q
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Euro-Bobl .................................. Short 56 $ 7,589,279 6/06/25 $ (57,060)
U.S. Treasury 10 Year Ultra Notes ................ Short 28 3,212,562 6/18/25 (57,312)
U.S. Treasury 2 Year Notes ..................... Short 262 54,534,891 6/30/25 (512,414)
Total Futures Contracts ...................................................................... $(626,786)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Japanese Yen ...... BOFA Buy 147,522,300 975,325 5/21/25 $ 58,712 $ —
Japanese Yen ...... GSCO Buy 254,207,100 1,680,497 5/21/25 101,332 —
Japanese Yen ...... JPHQ Sell 136,777,200 959,749 5/21/25 1,029 —
Japanese Yen ...... TDOM Buy 1,366,800 9,036 5/21/25 544 —
Japanese Yen ...... UBSW Buy 262,748,300 1,737,555 5/21/25 104,143 —
British Pound ...... HSBK Sell 336,600 431,523 6/18/25 — (17,146)
British Pound ...... JPHQ Sell 457,100 586,024 6/18/25 — (23,264)
British Pound ...... TDOM Sell 222,400 285,128 6/18/25 — (11,318)
Euro ............. BOFA Sell 1,314,500 1,415,283 6/18/25 — (78,360)
Euro ............. BZWS Sell 1,012,400 1,090,198 6/18/25 — (60,174)
Euro ............. CITI Sell 1,191,200 1,282,536 6/18/25 — (71,004)
Euro ............. HSBK Sell 1,215,000 1,308,464 6/18/25 — (72,119)
Euro ............. JPHQ Sell 689,200 741,921 6/18/25 — (41,205)
Euro ............. MSCO Sell 1,397,300 1,509,635 6/18/25 — (78,093)
Euro ............. SSBT Buy 345,400 394,653 6/18/25 — (2,182)
Euro ............. SSBT Sell 2,276,700 2,451,528 6/18/25 — (135,446)
Euro ............. TDOM Sell 768,000 832,419 6/18/25 — (40,246)
Euro ............. UBSW Sell 540,300 581,611 6/18/25 — (32,322)
Norwegian Krone ... BOFA Sell 1,000,500 92,267 6/18/25 — (3,905)
Norwegian Krone ... BZWS Sell 277,200 25,553 6/18/25 — (1,092)
Norwegian Krone ... CITI Sell 2,343,200 215,950 6/18/25 — (9,287)
Norwegian Krone ... HSBK Sell 389,100 35,874 6/18/25 — (1,528)
Norwegian Krone ... JPHQ Sell 225,000 20,737 6/18/25 — (891)
Norwegian Krone ... SSBT Sell 4,765,700 439,404 6/18/25 — (18,694)
Norwegian Krone ... TDOM Sell 4,863,300 448,331 6/18/25 — (19,148)
Swedish Krona ..... BOFA Sell 4,517,100 449,755 6/18/25 — (18,983)

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Putnam Premier Income Trust
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

At April 30, 2025, the Fund had the following forward premium swap options contracts outstanding.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Swedish Krona ..... CITI Sell 5,881,700 585,303 6/18/25 $ — $ (25,040)
Swedish Krona ..... HSBK Sell 1,176,900 117,148 6/18/25 — (4,979)
Swedish Krona ..... SSBT Sell 2,536,600 252,488 6/18/25 — (10,735)
Swedish Krona ..... UBSW Sell 131,000 13,042 6/18/25 — (552)
Swiss Franc ....... BOFA Buy 78,400 89,296 6/18/25 6,261 —
Swiss Franc ....... BZWS Buy 174,700 198,928 6/18/25 14,002 —
Swiss Franc ....... GSCO Buy 256,400 291,991 6/18/25 20,518 —
Swiss Franc ....... HSBK Buy 49,100 55,878 6/18/25 3,966 —
Swiss Franc ....... JPHQ Buy 1,259,400 1,528,748 6/18/25 6,283 (32)
Australian Dollar .... BZWS Sell 85,200 53,740 7/16/25 — (884)
Australian Dollar .... CITI Sell 1,089,500 687,169 7/16/25 — (11,336)
Australian Dollar .... HSBK Sell 129,100 81,437 7/16/25 — (1,332)
Australian Dollar .... MSCO Sell 1,705,500 1,075,701 7/16/25 — (17,737)
Australian Dollar .... UBSW Sell 48,200 30,403 7/16/25 — (499)
Australian Dollar .... WPAC Sell 30,200 19,059 7/16/25 — (303)
Canadian Dollar .... BOFA Sell 600 421 7/16/25 — (15)
Canadian Dollar .... BZWS Sell 182,500 128,185 7/16/25 — (4,708)
Canadian Dollar .... GSCO Sell 19,800 13,907 7/16/25 — (512)
Canadian Dollar .... JPHQ Sell 431,300 302,930 7/16/25 — (11,134)
Canadian Dollar .... TDOM Sell 1,420,800 997,922 7/16/25 — (36,678)
Canadian Dollar .... UBSW Sell 1,176,000 825,999 7/16/25 — (30,342)
New Zealand Dollar . BOFA Sell 43,500 25,048 7/16/25 — (853)
New Zealand Dollar . MSCO Sell 1,660,200 955,937 7/16/25 — (32,589)
New Zealand Dollar . UBSW Sell 166,600 95,934 7/16/25 — (3,264)
Total Forward Exchange Contracts ................................................... $316,790 $(929,931)
Net unrealized appreciation (depreciation) ............................................ $(613,141)
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*
In U.S. dollars unless otherwise indicated.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
3.833%/1-day SOFR/Sep-35/(Purchased) BNDP 9/08/25 / 3.833% 8,682,100 $ 207,068 $ 67,414
(3.833%)/1-day SOFR/Sep-35/(Purchased) BNDP 9/08/25 / 3.833% 8,682,100 207,068 (88,739)
3.3%/1-day SOFR/Feb-27/(Written) BNDP 2/05/26 / 3.3% 138,450,000 (304,590) (466,408)
3.85%/1-day SOFR/Feb-27/(Purchased) BNDP 2/05/26 / 3.85% 92,300,000 383,045 468,786
3.625%/1-day SOFR/Nov-37/(Purchased) BNDP 11/12/27 / 3.625% 1,201,500 55,629 (4,555)
(4.125%)/1-day SOFR/Nov-37/(Purchased) BNDP 11/12/27 / 4.125% 1,201,500 55,629 (3,185)
3.725%/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 3.725% 4,605,400 225,204 (31,300)
(4.225%)/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 4.225% 4,605,400 235,797 (108,002)
3.165%/1-day SOFR/Mar-52/(Purchased) BOFA 3/22/32 / 3.165% 9,479,200 677,763 (26,986)
(4%)/1-day SOFR/Dec-30/(Purchased) CITI 12/08/25 / 4% 16,330,600 184,536 (95,448)
(4.495%)/6-month AUD BBR/Jul-35/
(Purchased) DBAB 7/14/25 / 4.495% AUD 16,226,800 357,546 (325,823)
4.495%/6-month AUD BBR/Jul-35/(Purchased) DBAB 7/14/25 / 4.495% AUD 16,226,800 357,546 67,403
1.441%/6-month AUD BBR/Jul-45/(Purchased) JPHQ 7/01/25 / 1.441% AUD 2,068,300 122,874 (122,122)
(1.441%)/6-month AUD BBR/Jul-45/
(Purchased) JPHQ 7/01/25 / 1.441% AUD 2,068,300 122,874 402,807

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Putnam Premier Income Trust
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

At April 30, 2025, the Fund had the following credit default swap contracts outstanding.
Forward Premium Swap Option Contracts
(continued)
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
party
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
(2.495%)/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 5,302,300 $ 328,897 $ 538,723
2.495%/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 5,302,300 328,897 (308,574)
1.201%/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 1.201% EUR 10,390,700 206,241 (88,556)
(4.201%)/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 4.201% EUR 10,390,700 259,753 (63,673)
1.445%/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 4,317,900 165,123 (134,435)
(1.445%)/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 4,317,900 165,123 480,251
(4.5%)/1-day SOFR/Oct-30/(Written) MCML 10/09/25 / 4.5% 16,330,600 (53,169) 32,792
2.85%/1-day SOFR/Oct-30/(Purchased) MCML 10/09/25 / 2.85% 16,330,600 109,947 (2,696)
(4.384%)/1-day SOFR/Feb-38/(Purchased) MCML 1/31/28 / 4.384% 4,030,200 185,591 (28,755)
3.884%/1-day SOFR/Feb-38/(Purchased) MCML 1/31/28 / 3.884% 4,030,200 178,135 35,021
4.01%/1-day SOFR/Mar-52/(Purchased) MCML 3/29/32 / 4.01% 614,500 73,679 (831)
(4.01%)/1-day SOFR/Mar-52/(Purchased) MCML 3/29/32 / 4.01% 614,500 73,679 2,962
(2.952%)/6-month EURIBOR/Jun-49/
(Purchased) MSCO 6/18/29 / 2.952% EUR 4,848,800 386,533 (14,681)
(4.825%)/1 day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 2,708,400 98,044 –
(2%)/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 4,626,600 245,400 263,857
2%/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 4,626,600 245,400 (146,272)
2.7%/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 2,202,100 133,601 (71,858)
(2.7%)/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 2,202,100 133,601 66,419
Unrealized appreciation 2,426,435
Unrealized (depreciation) (2,132,899)
Total $293,536
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.HY.44 . 5.00% Quarterly 6/20/30 25,479,000 $ 1,070,654 $ 1,088,565 $ (17,911)
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $1,070,654 $1,088,565 $(17,911)
OTC Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
CMBX.NA.BB.10 (5.00)% Monthly CITI 11/17/59 3,199,000 1,675,255 1,391,126 284,129
CMBX.NA.BB.10 (5.00)% Monthly MLCO 11/17/59 584,000 305,830 33,229 272,601
CMBX.NA.BB.6 . (5.00)% Monthly CITI 5/11/63 234,000 19,994 30,905 (10,911)
CMBX.NA.BB.8 . (5.00)% Monthly CITI 10/17/57 358,000 163,465 155,013 8,452

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Putnam Premier Income Trust
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts (continued)
Contracts to Buy Protection
(c)
(continued)
Traded Index (continued)
CMBX.NA.BB.8 . (5.00)% Monthly GSCO 10/17/57 134,000 $ 61,185 $ 54,714 $ 6,471
CMBX.NA.BB.8 . (5.00)% Monthly MSCO 10/17/57 25,000 11,415 10,981 434
CMBX.
NA.BBB-.10 .. (3.00)% Monthly CITI 11/17/59 1,129,000 224,032 339,336 (115,304)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly MSCO 11/17/59 1,053,000 208,951 340,501 (131,550)
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 766,000 27,622 143,487 (115,865)
Contracts to Sell Protection
(c)(d)
Traded Index
CMBX.NA.A.13 . 2.00% Monthly MLCO 12/16/72 804,000 (56,450) (105,907) 49,457
Investment
Grade
CMBX.NA.BB.10 5.00% Monthly JPHQ 11/17/59 215,000 (112,591) (17,251) (95,340)
Non-
Investment
Grade
CMBX.NA.BB.13 5.00% Monthly CITI 12/16/72 1,045,000 (396,497) (446,797) 50,300
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 1,391,000 (118,854) (241,859) 123,005
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly GSCO 5/11/63 224,000 (19,140) (38,887) 19,747
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly JPHQ 5/11/63 21,000 (1,794) (10,811) 9,017
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 256,000 (21,874) (28,625) 6,751
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MSCO 5/11/63 921,000 (78,695) (163,951) 85,256
Non-
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly CITI 4/17/65 63,000 (11,668) (14,321) 2,653
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly GSCO 4/17/65 33,000 (6,112) (6,777) 665
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly MSCO 4/17/65 34,000 (6,297) (7,729) 1,432
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 766,000 (27,622) (47,650) 20,028
Investment
Grade
Total OTC Swap Contracts .............................................. $1,840,155 $1,368,727 $471,428
Total Credit Default Swap Contracts .................................... $2,910,809 $ 2,457,292 $453,517
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Putnam Premier Income Trust
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

At April 30, 2025, the Fund had the following interest rate swap contracts outstanding.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 4.14% .. Quarterly
Pay Floating 3-month
AUD BBR ......... Quarterly 10/15/25 81,134,000 AUD $ 92,588 $ — $ 92,588
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 3.61% .... Quarterly 12/18/26 41,312,000 AUD (136,030) (13,562) (122,468)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.75% .... Annual 6/18/27 228,697,000 (2,098,747) (284,443) (1,814,304)
Receive Fixed 2.35% .. Semi-Annual
Pay Floating 1-day
REPO_CORRA ..... Semi-Annual 6/18/27 14,091,000 CAD 13,204 (6,262) 19,466
Receive Fixed 2.35% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 6/18/27 13,076,000 EUR 142,620 12,498 130,122
Receive Fixed 3.65% .. Quarterly
Pay Floating 3-month
AUD BBR ......... Quarterly 6/18/27 16,393,000 AUD 107,032 3,731 103,301
Receive Fixed 4.05% .. Annual
Pay Floating 1-day
SONIA ........... Annual 6/18/27 7,108,000 GBP 90,935 12,282 78,653
Receive Fixed 4.226% . Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 2/15/29 22,394,000 AUD 383,768 — 383,768
Receive Fixed 3.701% . Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 12/18/29 20,053,000 AUD 36,396 (271,755) 308,151
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 3.64% .... Semi-Annual 12/18/29 59,453,000 AUD (15) (119,463) 119,448
Receive Fixed 3.75% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/19/30 18,423,000 326,899 (117,418) 444,317
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 1.95% .... Annual 3/19/30 3,570,000 EUR 35,197 80,100 (44,903)
Receive Fixed 3.75% .. Annual
Pay Floating 1-day
SOFR ............ Annual 6/18/30 232,163,000 4,552,091 842,036 3,710,055
Receive Fixed 3.92% .. Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 12/18/34 36,992,200 AUD (240,997) (225,037) (15,960)
Receive Fixed 2.05% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 3/19/35 1,698,000 EUR (65,980) (35,080) (30,900)

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Putnam Premier Income Trust
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 4.05% .... Semi-Annual 3/19/35 2,851,000 AUD $ (2,201) $ 46,911 $ (49,112)
Receive Fixed 0.85% .. Annual
Pay Floating 1-day
SARON .......... Annual 6/18/35 2,847,000 CHF 156,871 (2,547) 159,418
Receive Floating 1-day
REPO_CORRA ....... Semi-Annual
Pay Fixed 2.75% .... Semi-Annual 6/18/35 5,849,000 CAD 18,178 14,539 3,639
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.85% .... Annual 6/18/35 74,918,000 (1,451,985) (321,907) (1,130,078)
Receive Fixed 2.75% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 6/18/35 6,095,000 EUR 194,313 15,957 178,356
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 4.25% .... Semi-Annual 6/18/35 3,254,000 NZD (49,769) (2,949) (46,820)
Receive Floating 3-month
STIBOR ............ Quarterly
Pay Fixed 2.95% .... Annual 6/18/35 38,888,000 SEK (120,241) 15,264 (135,505)
Receive Fixed 4.15% .. Annual
Pay Floating 1-day
SONIA ........... Annual 6/18/35 3,366,000 GBP 77,409 (2,111) 79,520
Receive Fixed 4.55% .. Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 6/18/35 4,156,000 AUD 114,408 84,573 29,835
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 4.45% .... Semi-Annual 6/18/35 14,467,000 AUD (320,930) (192,628) (128,302)
Receive Floating 6-month
NIBOR ............. Semi-Annual
Pay Fixed 4.15% .... Annual 6/18/35 57,943,000 NOK (129,897) (12,468) (117,429)
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 5.092% ... Semi-Annual 4/07/40 3,068,800 AUD (24,445) — (24,445)
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 4.91% .... Semi-Annual 1/27/43 1,368,400 AUD (6,265) — (6,265)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.55% .... Annual 3/19/55 5,669,000 273,083 400,541 (127,458)
Receive Fixed 2.05% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 3/19/55 1,863,000 EUR (170,019) (141,911) (28,108)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.85% .... Annual 6/18/55 688,000 (5,198) 5,461 (10,659)

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Putnam Premier Income Trust
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

At April 30, 2025, the Fund had the following total return swap contracts outstanding.
See abbreviations on page 35 .
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.65% .... Annual 6/18/55 436,000 EUR $ (23,693) $ (5,996) $ (17,697)
Receive Fixed 3.825% . Annual
Pay Floating 1-day
SOFR ............ Annual 5/04/57 522,700 — — —
Total Centrally Cleared Swap Contracts ................................... $1,768,580 $(221,644) $1,990,224
Total Interest Rate Swap Contracts ................................. $1,768,580 $ (221,644) $1,990,224
*
In U.S. dollars unless otherwise indicated.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
(a)
Ephesus Funding DAC ..................... 0.165% At Maturity MSCO 9/22/25 2,435,000 $ 27,678
Total Return Swap Contracts .................................................................... $27,678
*
In U.S. dollars unless otherwise indicated.
(a)
The Fund receives the total return on the underlying instrument and pays a variable financing rate.

Putnam Premier Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Putnam Premier Income Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Premier Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At April 30, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended April 30,
2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Premier Income Trust
Non-Controlled Affiliates
Dividends
Franklin Ultra Short Bond ETF . $— $5,751,839 $— $— $29,190 $5,781,029 231,380 $61,022
Putnam Government Money
Market Fund, Class P, 4.43% .. 40,929,849 70,011,531 (105,400,486) — — 5,540,894 5,540,894 988,548
Putnam Short Term Investment
Fund, Class P, 4.468% ...... 32,198,833 13,588,235 (22,269,748) — — 23,517,320 23,517,320 934,850
Total Non-Controlled Affiliates $73,128,682 $89,351,605 $(127,670,234) $— $29,190 $34,839,243 $1,984,420
Total Affiliated Securities ... $73,128,682 $89,351,605 $(127,670,234) $— $29,190 $34,839,243 $1,984,420
2. Financial Instrument Valuation
(continued)

Putnam Premier Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Putnam Premier Income Trust
Assets:
Investments in Securities:
Management Investment Companies ......... $ 5,781,029 $ — $ — $ 5,781,029
Convertible Bonds ....................... — 10,283,064 — 10,283,064
Corporate Bonds ........................ — 100,082,159 — 100,082,159
Senior Floating Rate Interests ............... — 24,033,628 — 24,033,628
Foreign Government and Agency Securities .... — 31,151,824 — 31,151,824
U.S. Government and Agency Securities ....... — 393,906 — 393,906
Asset-Backed Securities ................... — 1,679,690 — 1,679,690
Commercial Mortgage-Backed Securities ...... — 39,980,066 — 39,980,066
Mortgage-Backed Securities ................ — 68,895,665 — 68,895,665
Residential Mortgage-Backed Securities ....... — 41,012,947 — 41,012,947
Agency Commercial Mortgage-Backed Securities — 49,614,880 — 49,614,880
Short Term Investments ................... 29,058,214 18,956,691 3,500,000 51,514,905
Total Investments in Securities ........... $34,839,243 $386,084,520 $3,500,000 $424,423,763
Other Financial Instruments:
Forward Exchange Contracts ............... $— $316,790 $— $316,790
Forward Premium Swap Option Contracts ..... — 2,426,435 — 2,426,435
Swap Contracts ......................... — 6,808,713 — 6,808,713
Total Other Financial Instruments ......... $— $9,551,938 $— $9,551,938
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 9,540,440 $ — $ 9,540,440
Forward Exchange Contracts ............... — 929,931 — 929,931
Forward Premium Swap Option Contracts ...... — 2,132,899 — 2,132,899
Futures Contracts ........................ 626,786 — — 626,786
Swap Contracts ......................... — 4,337,294 — 4,337,294
Total Other Financial Instruments ......... $626,786 $16,940,564 $— $17,567,350
4. Fair Value Measurements
(continued)

Putnam Premier Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MCML
Mizuho Capital Markets LLC
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
NATW
NatWest Markets Plc
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
CHF
Swiss Franc
EUR
Euro
GBP
British Pound
JPY
Japanese Yen
NOK
Norwegian Krone
NZD
New Zealand Dollar
SEK
Swedish Krona
USD
United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
BBR
Bank of England Base Rate
CDI
CREST Depository Interest
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SARON
Swiss Average Rate Overnight
SOFR
Secured Overnight Financing Rate
SONIA
Sterling Overnight Index Average
STACR
Structured Agency Credit Risk
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day REPO_CORRA ................. 2.77%
1-day SARON ....................... 0.20%
1-day SOFR ........................ 4.41%
1-day SONIA ........................ 4.46%
3-month AUD BBR ................... 3.87%
3-month STIBOR .................... 2.32%
6-month AUD BBR ................... 3.89%
6-month EURIBOR ................... 2.13%
6-month NIBOR ..................... 4.64%
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.